Morgan Stanley Total Market Index Fund
LETTER TO THE SHAREHOLDERS / / JANUARY 31, 2003

Dear Shareholder:
During the six-month period ended January 31, 2003, there has been a tug-of war between cyclical forces and investors' concerns about corporate governance, balance sheet integrity and the magnitude of the economic recovery. Throughout the period, economic data has been sending mixed signals on the economy's underlying strength. Although the weakness in equities was fairly broad based, technology companies were hit especially hard, resulting from corporations trimming their spending on information technology and renewed rounds of downward earnings revisions in the telecommunications sector. Investor sentiment continued to be hampered by the potential for more terrorist attacks, which could suddenly send stock prices plunging, and concerns of impending military action in Iraq. Complicating the environment, stock investors were concerned by the perceived lack of integrity of Wall Street research. Further, growth stocks, even after several years of falling valuations, continued to be highly valued relative to their trailing earnings growth. This situation put additional downward pressure on stock prices. As a result, nearly $26.5 billion in outflows were redeemed from U.S. equity mutual funds in the last twelve months.

Performance and Portfolio Strategy
For the six-month period ended January 31, 2003, Morgan Stanley Total Market Index Fund's Class A, B, C, and D shares produced total returns of
-5.32 percent, -5.61 percent, -5.60 percent, and -5.19 percent, respectively. During the same period, the Wilshire 5000-Registered Trademark- Total Market Index (Wilshire 5000) returned -4.87 percent.* THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Fund seeks to provide investment results that, before expenses, correspond to the total return of the U.S. stock market as measured by the Wilshire 5000. The Fund seeks to achieve this objective by investing in a representative sampling of companies that comprise the Wilshire 5000. Not all stocks in the Index are purchased because of the practical difficulties and expenses of purchasing and selling over 6,300 stocks. Instead, a statistical sampling approach is used in an attempt to replicate the Index in terms of industry, size, dividend yield and other characteristics. For example, if technology stocks make up 30 percent of the entire market capitalization of the Index, the Fund would seek to invest 30 percent of its assets in certain technology stocks, which, in the aggregate, are believed to be representative of the technology stocks in the Index.

------------------
* The Wilshire 5000 Total Market Index measures the performance of all U.S. headquartered securities and is a measure of the entire U.S. stock market. Over 7,000 capitalization-weighted securities are included in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Total Market Index Fund
LETTER TO THE SHAREHOLDERS / / JANUARY 31, 2003 CONTINUED

Looking Ahead
Despite the recent weakness in U.S. equity markets, we believe there is growing evidence that the economic woes of the last three years may be subsiding. Factory orders are up, excess inventories are down, corporate profits have stopped falling and the labor market appears to be stabilizing. After more than a year in the doldrums, even industrial production is showing renewed signs of vigor. The proposed economic stimulus package from Washington and an interest-rate cut by the Federal Reserve in September 2002 may still have a large positive effect on the market in the coming year. Any signs of a final resolution on the Iraq stalemate should also be a tremendous boost to investor sentiment.

Although the current market environment warrants caution on the part of investors, rewarding investment opportunities often arise following such periods of stress and poor investor sentiment. We are beginning to turn more constructive as we have witnessed some encouraging signs in the economy and the market's valuation. We are cautiously optimistic about the economic outlook in light of the modest improvement in the industrial economy and strong fiscal and monetary stimulus. The valuations of select segments of the market have become more reasonable following the recent harsh correction in equity prices. Many high-quality businesses with strong long-term prospects are beginning to trade at more attractive valuations.

We appreciate your ongoing support of Morgan Stanley Total Market Index Fund and look forward to continuing to serve your investment needs in the future.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley Total Market Index Fund
FUND PERFORMANCE / / JANUARY 31, 2003

                                    Average Annual Total Returns -- Period Ended January 31, 2003
 -----------------------------------------------------------------------------------------------------------------------------------
                         Class A Shares*                                                   Class B Shares**
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (22.36)%(1)         (26.44)%(2)        1 Year                      (22.92)%(1)         (26.77)%(2)
 Since Inception
  (09/28/99)                 (9.62)%(1)         (11.06)%(2)        Since Inception (09/28/99)  (10.31)%(1)         (10.85)%(2)

                         Class C Shares+                                                   Class D Shares++
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (22.80)%(1)         (23.58)%(2)        1 Year                      (22.16)%(1)
 Since Inception
  (09/28/99)                (10.28)%(1)         (10.28)%(2)        Since Inception (09/28/99)   (9.40)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           Common Stocks and Warrants (99.3%)
           ADVERTISING/MARKETING SERVICES (0.3%)
     779   Abitron Inc.*...........................  $     25,169
     542   ADVO, Inc.*.............................        17,284
   1,310   Catalina Marketing Corp.*...............        25,545
   3,396   DoubleClick Inc.*.......................        21,429
  10,055   Gemstar-TV Guide International, Inc.*...        30,969
   1,319   Getty Images, Inc.*.....................        38,581
      34   Grey Global Group Inc...................        21,658
   1,950   Harte-Hanks Inc.........................        35,841
   8,331   Interpublic Group of Companies, Inc.....       107,220
   1,822   Lamar Advertising Co.*..................        63,369
     830   Nautilus Group, Inc.*...................        10,840
     793   Netratings, Inc.*.......................         5,147
   4,080   Omnicom Group, Inc......................       246,024
     702   R.H. Donnelley Corp.*...................        21,966
   1,273   Valassis Communications, Inc.*..........        29,610
                                                     ------------
                                                          700,652
                                                     ------------
           AEROSPACE & DEFENSE (1.2%)
   1,613   Aeroflex Inc.*..........................        12,904
     834   Alliant Techsystems Inc.*...............        45,336
  17,959   Boeing Co...............................       567,325
     239   Curtiss-Wright Corp.....................        13,014
     322   ESCO Technologies Inc.*.................        11,141
     533   Esterline Corp.*........................         8,475
     382   FLIR Systems, Inc.*.....................        17,828
     858   FuelCell Energy, Inc.*..................         4,968
   1,117   GenCorp Inc.............................         8,601
   4,399   General Dynamics Corp...................       290,950
   2,523   Goodrich Corp...........................        43,396
     578   Kaman Corp. (Class A)...................         5,982
   1,892   L-3 Communications Holdings, Inc.*......        84,705
   9,829   Lockheed Martin Corp....................       501,770
     606   Mercury Computer Systems, Inc.*.........        19,459
     358   Moog Inc. (Class A)*....................        11,420

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,420   Northrop Grumman Corp...................  $    221,212
   8,684   Raytheon Co.............................       261,302
   3,987   Rockwell Collins, Inc...................        82,252
     285   Sequa Corp. (Class A)*..................        10,197
     843   Teledyne Technologies Inc.*.............        10,580
   1,501   Titan Corp. (The)*......................        16,616
     402   Triumph Group, Inc.*....................        10,130
                                                     ------------
                                                        2,259,563
                                                     ------------
           AGRICULTURAL COMMODITIES/ MILLING (0.1%)
  14,208   Archer-Daniels-Midland Co...............       171,206
   1,982   Bunge Limited...........................        51,532
     764   Corn Products International, Inc........        22,882
     971   Delta & Pine Land Co....................        19,566
                                                     ------------
                                                          265,186
                                                     ------------
           AIR FREIGHT/COURIERS (0.9%)
   1,275   Airborne Inc............................        19,622
   1,810   C.H. Robinson Worldwide, Inc............        50,716
   1,217   EGL, Inc.*..............................        15,931
   2,225   Expeditors International of Washington,
            Inc....................................        68,552
   6,369   FedEx Corp..............................       335,009
  23,889   United Parcel Service, Inc.
            (Class B)..............................     1,441,223
                                                     ------------
                                                        1,931,053
                                                     ------------
           AIRLINES (0.2%)
   1,834   AirTran Holdings, Inc.*.................        11,939
     692   Alaska Air Group, Inc.*.................        13,681
   3,752   AMR Corp.*..............................        10,881
   1,498   Continental Airlines, Inc.
            (Class B)*.............................         9,288
   3,003   Delta Air Lines, Inc....................        27,447
   2,003   Northwest Airlines Corp. (Class A)*.....        12,559
  16,828   Southwest Airlines Co...................       219,605
                                                     ------------
                                                          305,400
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           ALTERNATIVE POWER GENERATION (0.0%)
   7,418   Calpine Corp.*..........................  $     24,183
   1,131   Plug Power Inc.*........................         5,802
                                                     ------------
                                                           29,985
                                                     ------------
           ALUMINUM (0.2%)
  18,064   Alcoa, Inc..............................       357,125
     529   Century Aluminum Co.....................         3,407
                                                     ------------
                                                          360,532
                                                     ------------
           APPAREL/FOOTWEAR (0.5%)
     515   Brown Shoe Co., Inc.....................        13,503
   3,704   Cintas Corp.............................       152,975
   1,901   Coach, Inc.*............................        60,737
     847   Columbia Sportswear Co.*................        30,085
   1,028   Guess ? Inc.*...........................         3,649
   2,809   Jones Apparel Group, Inc.*..............        91,798
     562   K-Swiss, Inc. (Class A).................        14,275
     494   Kellwood Co.............................        11,723
     532   Kenneth Cole Productions, Inc.
            (Class A)*.............................        12,917
   2,283   Liz Claiborne, Inc......................        65,568
     864   Nautica Enterprises, Inc.*..............         9,271
   5,716   Nike, Inc. (Class B)....................       254,591
     316   OshKosh B' Gosh, Inc. (Class A).........         7,593
     657   Phillips-Van Heusen Corp................         7,785
     844   Polo Ralph Lauren Corp.*................        17,226
   1,400   Reebok International Ltd.*..............        42,336
     651   Russell Corp............................        10,436
   1,076   Stride Rite Corp........................         8,683
     923   Timberland Co. (Class A)*...............        28,567
   2,401   VF Corp.................................        84,587
   1,084   Wolverine World Wide, Inc...............        16,206
                                                     ------------
                                                          944,511
                                                     ------------
           APPAREL/FOOTWEAR RETAIL (0.6%)
   2,091   Abercrombie & Fitch Co. (Class A)*......        58,213
   1,799   American Eagle Outfitters, Inc.*........        29,522
   1,039   AnnTaylor Stores Corp.*.................        19,336

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     654   bebe stores, inc.*......................  $     10,457
     531   Buckle (The), Inc.*.....................         8,815
   1,210   Burlington Coat Factory Warehouse
            Corp...................................        21,538
     643   Cato Corp. (The) (Class A)..............        11,445
     534   Charlotte Russe Holdings Inc.*..........         5,719
   2,761   Charming Shoppes, Inc.*.................         9,277
   2,088   Chico's FAS, Inc.*......................        38,022
     706   Children's Place Retail Stores, Inc.
            (The)*.................................         7,526
     322   Deb Shops, Inc..........................         6,440
     948   Dress Barn, Inc.*.......................        12,561
   3,404   Foot Locker, Inc........................        34,380
  18,902   Gap, Inc. (The).........................       276,536
     573   Genesco Inc.*...........................         9,529
   1,059   Goody's Family Clothing, Inc.*..........         3,516
     796   Hot Topic, Inc.*........................        18,865
  11,315   Limited Brands, Inc.....................       142,456
   1,099   Men's Wearhouse, Inc. (The)*............        15,397
   2,893   Nordstrom, Inc..........................        52,190
   1,302   Pacific Sunwear of California, Inc.*....        23,696
     588   Payless ShoeSource, Inc.*...............        28,136
   1,682   Ross Stores, Inc........................        65,615
   1,065   Stein Mart, Inc.*.......................         5,783
   1,431   Talbot's, Inc. (The)....................        37,192
  11,771   TJX Companies, Inc. (The)...............       216,116
     774   Too, Inc.*..............................        12,887
     446   Urban Outfitters, Inc.*.................         9,134
     711   Wet Seal, Inc. (Class A)*...............         6,328
                                                     ------------
                                                        1,196,627
                                                     ------------
           AUTO PARTS: O.E.M. (0.3%)
   1,147   American Axle & Manufacturing Holdings,
            Inc.*..................................        28,870
   1,585   ArvinMeritor, Inc.......................        26,929
     626   BorgWarner, Inc.........................        33,522
   3,611   Dana Corp...............................        38,890
  12,232   Delphi Corp.............................       104,217

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     414   Dura Automotive Systems, Inc.*..........  $      3,929
   1,531   Eaton Corp..............................       108,823
   1,784   Gentex Corp.*...........................        52,541
   1,932   Johnson Controls, Inc...................       156,048
   1,526   Lear Corp.*.............................        61,498
     799   Modine Manufacturing Co.................        12,944
     800   Sauer-Danfoss, Inc......................         6,896
     545   Stoneridge, Inc.*.......................         6,458
     616   Superior Industries International,
            Inc....................................        25,484
   1,118   Tower Automotive, Inc.*.................         3,902
   3,098   Visteon Corp............................        21,283
                                                     ------------
                                                          692,234
                                                     ------------
           AUTOMOTIVE AFTERMARKET (0.0%)
     473   Aftermarket Technology Corp.*...........         6,201
     673   Apogee Enterprises, Inc.................         6,245
     410   Bandag, Inc.............................        15,227
     477   Barnes Group, Inc.......................         9,087
     640   CLARCOR Inc.............................        20,800
   1,725   Cooper Tire & Rubber Co.................        24,667
   3,875   Goodyear Tire & Rubber Co. (The)........        20,537
                                                     ------------
                                                          102,764
                                                     ------------
           BEVERAGES: ALCOHOLIC (0.5%)
  18,334   Anheuser-Busch Companies, Inc...........       870,315
   1,490   Brown-Forman Corp. (Class B)............        92,589
   1,914   Constellation Brands Inc. (Class A)*....        47,984
     858   Coors (Adolph) Co. (Class B)............        51,652
     273   Mondavi (Robert) Corp. (The)
            (Class A)*.............................         6,984
                                                     ------------
                                                        1,069,524
                                                     ------------
           BEVERAGES: NON-ALCOHOLIC (1.3%)
     226   Coca-Cola Bottling Co. Consolidated.....        15,411

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  53,118   Coca-Cola Co. (The).....................  $  2,149,154
   9,741   Coca-Cola Enterprises Inc...............       214,594
   6,163   Pepsi Bottling Group, Inc. (The)........       156,232
   3,291   PepsiAmericas, Inc.*....................        42,289
                                                     ------------
                                                        2,577,680
                                                     ------------
           BIOTECHNOLOGY (1.6%)
   2,103   Abgenix, Inc.*..........................        11,630
     464   Adolor Corp.*...........................         6,060
   1,472   Affymetrix, Inc.*.......................        39,950
   1,493   Alkermes, Inc.*.........................        11,466
  27,351   Amgen Inc.*.............................     1,393,807
   1,689   Amylin Pharmaceuticals, Inc.*...........        28,949
     611   Antigenics Inc.*........................         5,829
   1,795   Applera Corp. - Celera Genomics
            Group*.................................        16,658
   3,239   Biogen, Inc.*...........................       123,892
   1,493   Bruker Daltonics, Inc.*.................         5,897
   1,686   Celgene Corp.*..........................        37,750
     926   Cell Genesys, Inc.*.....................         9,214
   1,210   Cephalon, Inc.*.........................        56,301
   1,049   Charles River Laboratories
            International, Inc.*...................        31,239
   4,144   Chiron Corp.*...........................       155,483
     741   Cubist Pharmaceuticals, Inc.*...........         4,868
   1,235   CuraGen Corp.*..........................         5,039
     527   CV Therapeutics, Inc.*..................         8,854
     918   Diversa Corp.*..........................         7,619
     749   Enzo Biochem, Inc.*.....................         9,744
   1,022   Enzon, Inc.*............................        17,875
   1,266   Exelixis, Inc.*.........................         8,178
     691   Gene Logic, Inc.*.......................         4,457
   1,635   Genencor International Inc.*............        19,898
   4,811   Genentech, Inc.*........................       176,756
   1,378   Genta Inc.*.............................        10,143
   4,663   Genzyme Corp. (General Division)*.......       150,895
   4,249   Gilead Sciences, Inc.*..................       148,290
   3,113   Human Genome Sciences, Inc.*............        21,916

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,309   ICOS Corp.*.............................  $     32,136
   3,319   IDEC Pharmaceuticals Corp.*.............       106,507
     713   IDEXX Laboratories, Inc.*...............        24,684
   1,759   ImClone Systems, Inc.*..................        16,288
   1,324   Immunomedics, Inc.*.....................         6,488
   1,746   Incyte Genomics, Inc.*..................         7,613
     652   InterMune Inc.*.........................        11,508
   1,105   Invitrogen Corp.*.......................        32,553
   1,039   Isis Pharmaceuticals, Inc.*.............         6,224
     633   Ligand Pharmaceuticals Inc.
            (Class B)*.............................         2,950
     846   Maxygen Inc.*...........................         6,176
   1,972   Medarex, Inc.*..........................         6,784
   5,454   MedImmune, Inc.*........................       162,475
   6,093   Millennium Pharmaceuticals, Inc.*.......        45,088
     609   Myriad Genetics, Inc.*..................         7,746
     666   Neurocrine Biosciences, Inc.*...........        28,884
     793   NPS Pharmaceuticals, Inc.*..............        17,668
     892   OSI Pharmaceuticals Inc.*...............        13,584
   2,090   Protein Design Labs, Inc.*..............        17,723
   1,139   Regeneron Pharmaceuticals, Inc.*........        21,333
     450   SangStat Medical Corp.*.................         4,819
   1,050   Scios, Inc.*............................        34,440
   2,633   SICOR Inc.*.............................        39,232
   1,144   Tanox, Inc.*............................         9,678
   1,104   Techne Corp.*...........................        25,193
     815   Transkaryotic Therapies, Inc.*..........         3,993
     456   Trimeris, Inc.*.........................        19,275
   1,240   Tularik Inc.*...........................         5,084
   1,931   Vertex Pharmaceuticals, Inc.*...........        26,725
                                                     ------------
                                                        3,271,508
                                                     ------------
           BROADCASTING (0.6%)
  13,105   Clear Channel Communications, Inc.*.....       525,248
   1,065   Cox Radio, Inc. (Class A)*..............        25,848
     649   Cumulus Media, Inc. (Class A)*..........         9,722
   1,281   Emmis Communications Corp.
            (Class A)*.............................        28,105

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,067   Entercom Communications Corp.*..........  $     52,112
   1,723   Entravision Communications Corp.
            (Class A)*.............................        17,402
   2,182   Hearst-Argyle Television, Inc.*.........        53,197
   2,331   Hispanic Broadcasting Corp.*............        51,748
     544   Liberty (Corp.) (The)...................        21,270
   1,466   Paxson Communications Corp.*............         3,357
     584   Radio One, Inc. (Class A)*..............         9,040
     435   Saga Communications, Inc. (Class A)*....         7,517
     462   Salem Communications Corp.*.............        10,714
   1,017   Sinclair Broadcast Group, Inc.
            (Class A)*.............................        11,512
   4,993   Univision Communications, Inc.
            (Class A)*.............................       131,615
   8,222   USA Interactive*........................       180,977
   2,286   Westwood One, Inc.*.....................        85,291
   1,789   XM Satellite Radio Holdings Inc.
            (Class A)*.............................         8,212
                                                     ------------
                                                        1,232,887
                                                     ------------
           BUILDING PRODUCTS (0.2%)
   1,583   American Standard Companies, Inc.*......       105,523
     196   American Woodmark Corp..................         6,811
     781   Griffon Corp.*..........................        10,559
   1,315   Interface, Inc..........................         3,616
   1,468   Lennox International Inc................        18,805
  10,553   Masco Corp..............................       191,959
     557   NCI Building Systems, Inc.*.............        12,031
     632   Simpson Manufacturing Co., Inc.*........        21,836
     822   Watsco, Inc.............................        12,864
   1,021   York International Corp.................        24,259
                                                     ------------
                                                          408,263
                                                     ------------
           CABLE/SATELLITE TV (1.2%)
   3,246   Cablevision Systems New York Group
            (Class A)*.............................        56,513

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   7,181   Charter Communications, Inc.
            (Class A)*.............................  $      8,251
  26,798   Comcast Corp. (Class A)*................       713,631
  20,625   Comcast Corp. Special (Class A)*........       527,587
  12,499   Cox Communications, Inc. (Class A)*.....       361,721
   5,278   EchoStar Communications Corp.
            (Class A)*.............................       136,964
  19,138   General Motors Corp. (Class H)*.........       195,208
   1,342   Insight Communications Co., Inc.*.......        14,895
  50,459   Liberty Media Corp. (Class A)*..........       503,076
   1,654   Mediacom Communications Corp.*..........        14,456
   2,058   UnitedGlobalCom, Inc. (Class A)*........         5,145
                                                     ------------
                                                        2,537,447
                                                     ------------
           CASINO/GAMING (0.2%)
     745   Argosy Gaming Co.*......................        12,926
     928   Aztar Corp.*............................        11,832
   1,653   Boyd Gaming Corp.*......................        22,117
     338   Churchill Downs Inc.....................        12,067
     537   Dover Downs Gaming & Entertainment,
            Inc....................................         4,838
   1,362   GTECH Holdings Corp.*...................        37,046
   2,501   Harrah's Entertainment, Inc.*...........        90,736
     748   Isle of Capri Casinos, Inc.*............         9,687
   1,464   Mandalay Resort Group*..................        37,610
   3,484   MGM Mirage*.............................        91,281
   6,460   Park Place Entertainment Corp.*.........        48,773
   1,353   Station Casinos, Inc.*..................        24,611
                                                     ------------
                                                          403,524
                                                     ------------
           CATALOG/SPECIALTY DISTRIBUTION (0.0%)
   1,083   Insight Enterprises, Inc.*..............         8,664

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,009   Valuevision Media Inc. (Class A)*.......  $     13,309
                                                     ------------
                                                           21,973
                                                     ------------
           CHEMICALS: AGRICULTURAL (0.1%)
   2,731   IMC Global Inc..........................        26,682
   5,765   Monsanto Co.............................       101,752
     637   Scotts Company (The) (Class A)*.........        32,640
                                                     ------------
                                                          161,074
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED (0.8%)
   1,316   Cabot Corp..............................        33,242
  19,488   Dow Chemical Co. (The)..................       566,321
  21,255   Du Pont (E.I.) de Nemours & Co..........       804,927
   1,654   Eastman Chemical Co.....................        56,616
   2,752   Engelhard Corp..........................        56,994
   2,881   Hercules Inc.*..........................        23,883
   4,818   Rohm & Haas Co..........................       148,635
   2,773   Solutia, Inc............................         9,650
                                                     ------------
                                                        1,700,268
                                                     ------------
           CHEMICALS: SPECIALTY (0.4%)
   4,955   Air Products & Chemicals, Inc...........       205,385
   1,772   Airgas, Inc.*...........................        30,567
   1,081   Albemarle Corp..........................        28,376
     583   Arch Chemicals, Inc.....................        10,890
     922   Calgon Carbon Corp......................         5,532
     669   Cambrex Corp............................        17,193
   3,001   Crompton Corp...........................        18,546
     944   Cytec Industries, Inc.*.................        27,536
     816   FMC Corp.*..............................        16,304
     829   Georgia Gulf Corp.......................        19,523
   1,193   Great Lakes Chemical Corp...............        26,520
   1,729   International Specialty Products,
            Inc.*..................................        17,722
   1,101   Lubrizol Corp. (The)....................        32,733
   3,152   Lyondell Chemical Co....................        40,377
   1,739   Millennium Chemicals Inc................        18,486
   1,042   NL Industries, Inc......................        18,058

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     623   OM Group, Inc...........................  $      5,476
   2,454   Polyone Corp............................         8,638
   3,458   Praxair, Inc............................       188,599
     555   Schulman (A.), Inc......................         8,331
   1,125   Sensient Technologies Corp..............        25,672
   1,568   Sigma-Aldrich Corp......................        70,356
   3,080   Valhi, Inc..............................        25,164
                                                     ------------
                                                          865,984
                                                     ------------
           COAL (0.0%)
   1,366   Arch Coal, Inc..........................        23,577
   1,871   CONSOL Energy, Inc......................        28,963
   2,052   Massey Energy Co........................        16,621
   1,256   Peabody Energy Corp.....................        32,091
                                                     ------------
                                                          101,252
                                                     ------------
           COMMERCIAL PRINTING/ FORMS (0.1%)
     681   Banta Corp..............................        20,410
     767   Bowne & Co., Inc........................         8,376
     211   CSS Industries, Inc.*...................         6,868
   1,338   Deluxe Corp.............................        53,841
   2,428   Donnelley (R.R.) & Sons Co..............        52,323
     759   Harland (John H.) Co....................        16,736
     323   New England Business Service, Inc.......         7,106
     712   Standard Register Co....................        13,364
     891   Wallace Computer Services, Inc..........        23,736
                                                     ------------
                                                          202,760
                                                     ------------
           COMPUTER COMMUNICATIONS (1.2%)
   8,369   3Com Corp.*.............................        35,401
   2,724   Adaptec, Inc.*..........................        16,126
   8,555   Avaya Inc.*.............................        21,559
   1,140   Avocent Corp.*..........................        28,614
   5,089   Brocade Communications Systems, Inc.*...        22,748
 154,767   Cisco Systems, Inc.*....................     2,069,235
   1,008   Echelon Corp.*..........................        10,080
   1,933   Emulex Corp.*...........................        40,458
   4,875   Enterasys Networks, Inc.*...............         8,336

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,962   Extreme Networks, Inc.*.................  $     12,115
     573   F5 Networks, Inc.*......................         7,426
   3,076   Foundry Networks, Inc.*.................        25,531
   2,209   Inrange Technologies Corp.
            (Class B)*.............................         4,595
   1,444   Ixia*...................................         5,892
   7,852   Juniper Networks, Inc.*.................        68,862
   2,933   McDATA Corp. (Class A)*.................        23,141
                                                     ------------
                                                        2,400,119
                                                     ------------
           COMPUTER PERIPHERALS (0.4%)
   1,408   Advanced Digital Information Corp.*.....         9,645
   1,161   Electronics for Imaging, Inc.*..........        20,201
  47,121   EMC Corp.*..............................       362,832
     750   Imation Corp*...........................        26,805
   1,029   InFocus Corp.*..........................         6,246
     988   Intergraph Corp.*.......................        17,073
   1,477   Iomega Corp.*...........................        13,958
   2,702   Lexmark International, Inc.*............       163,579
   5,167   Maxtor Corp.*...........................        30,640
   7,208   Network Appliance, Inc.*................        77,918
   1,204   Pinnacle Systems, Inc.*.................        15,748
   4,066   Quantum Corp. - DLT & Storage
            Systems*...............................        14,109
   2,269   Storage Technology Corp.*...............        50,145
   4,635   Western Digital Corp.*..................        36,848
     750   Zebra Technologies Corp. (Class A)*.....        41,895
                                                     ------------
                                                          887,642
                                                     ------------
           COMPUTER PROCESSING HARDWARE (1.4%)
   7,757   Apple Computer, Inc.*...................       111,391
  55,516   Dell Computer Corp.*....................     1,324,612
   7,884   Gateway, Inc.*..........................        20,656
  65,364   Hewlett-Packard Co......................     1,137,987
   2,355   NCR Corp.*..............................        45,428
  70,793   Sun Microsystems, Inc.*.................       218,750
                                                     ------------
                                                        2,858,824
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           CONSTRUCTION MATERIALS (0.1%)
     479   Centex Construction Products, Inc.......  $     16,238
     462   ElkCorp.................................         8,039
     759   Florida Rock Industries, Inc............        25,502
   1,474   Lafarge North America, Inc..............        43,807
   1,045   Martin Marietta Materials, Inc..........        30,514
     544   Texas Industries, Inc...................        12,240
     392   Trex Co., Inc.*.........................        12,544
   2,212   Vulcan Materials Co.....................        75,319
                                                     ------------
                                                          224,203
                                                     ------------
           CONSUMER SUNDRIES (0.0%)
   1,515   American Greetings Corp. (Class A)*.....        21,058
   1,119   Blyth Industries, Inc...................        29,452
   1,634   Oakley, Inc.*...........................        16,471
     606   Sola International, Inc.*...............         7,393
   1,429   Yankee Candle Co., Inc. (The)*..........        23,193
                                                     ------------
                                                           97,567
                                                     ------------
           CONTAINERS/PACKAGING (0.3%)
     920   Aptargroup, Inc.........................        26,386
   1,303   Ball Corp...............................        68,407
   1,133   Bemis Company, Inc......................        49,421
     540   Caraustar Industries, Inc.*.............         4,099
     479   Chesapeake Corp.........................         7,338
   2,986   Crown Cork & Seal Co., Inc.*............        20,693
     901   Graphic Packaging International
            Corp.*.................................         5,199
     585   Greif Bros. Corp. (Class A).............        12,063
     802   Myers Industries, Inc...................         8,277
   3,153   Owens-Illinois, Inc.*...................        34,588
   2,233   Packaging Corp. of America*.............        37,447
   3,391   Pactiv Corp.*...........................        69,210
     591   Rock-Tenn Co. (Class A).................         8,114
   1,798   Sealed Air Corp.*.......................        67,821
     406   Silgan Holdings, Inc.*..................         8,323
   5,227   Smurfit-Stone Container Corp.*..........        73,805

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,067   Sonoco Products Co......................  $     43,366
   1,202   Temple-Inland, Inc......................        51,950
                                                     ------------
                                                          596,507
                                                     ------------
           CONTRACT DRILLING (0.4%)
     345   Atwood Oceanics, Inc.*..................         9,556
   2,792   Diamond Offshore Drilling, Inc..........        59,525
   3,200   ENSCO International Inc.................        86,208
   5,119   GlobalSantaFe Corp......................       111,236
   4,679   Grey Wolf, Inc.*........................        18,014
   1,185   Helmerich & Payne, Inc..................        29,613
   3,143   Nabors Industries, Ltd. (Barbados)*.....       115,820
   2,932   Noble Corp. (Cayman Islands)*...........       100,509
   2,404   Parker Drilling Co.*....................         5,313
   1,815   Patterson-UTI Energy, Inc.*.............        55,376
   3,156   Pride International, Inc.*..............        44,184
   2,228   Rowan Companies, Inc.*..................        45,964
   6,961   Transocean Inc.*........................       158,502
                                                     ------------
                                                          839,820
                                                     ------------
           DATA PROCESSING SERVICES (1.0%)
   2,875   Affiliated Computer Services, Inc.
            (Class A)*.............................       155,882
  12,828   Automatic Data Processing, Inc..........       444,747
   2,013   BISYS Group, Inc. (The)*................        31,805
   3,179   Ceridian Corp.*.........................        45,587
   1,839   CheckFree Corp.*........................        35,364
  11,133   Concord EFS, Inc.*......................       163,210
   3,713   Convergys Corp.*........................        47,341
   1,291   CSG Systems International, Inc.*........        13,426
   2,611   DST Systems, Inc.*......................        85,954
   1,191   eFunds Corp.*...........................         8,980
  16,201   First Data Corp.........................       557,314
   4,170   Fiserv, Inc.*...........................       129,983
     946   Global Payments Inc.....................        26,989
   1,232   National Processing, Inc.*..............        16,324
   8,180   Paychex, Inc............................       205,972

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     465   Pegasus Solutions, Inc.*................  $      4,520
   4,221   Total System Services, Inc..............        62,260
                                                     ------------
                                                        2,035,658
                                                     ------------
           DEPARTMENT STORES (0.5%)
   1,990   Dillard's, Inc. (Class A)...............        29,850
   4,386   Federated Department Stores, Inc.*......       114,124
   7,204   Kohl's Corp.*...........................       377,273
   6,242   May Department Stores Co................       127,961
   1,134   Neiman Marcus Group, Inc. (The)
            (Class A)*.............................        32,058
   5,830   Penney (J.C.) Co., Inc..................       113,044
   3,374   Saks, Inc.*.............................        29,894
   6,876   Sears, Roebuck & Co.....................       181,870
                                                     ------------
                                                        1,006,074
                                                     ------------
           DISCOUNT STORES (2.8%)
   1,502   99 Cents Only Stores*...................        38,842
   2,718   Big Lots, Inc.*.........................        33,975
   1,777   BJ's Wholesale Club, Inc.*..............        27,366
   9,902   Costco Wholesale Corp.*.................       285,871
   7,259   Dollar General Corp.....................        81,736
   2,446   Dollar Tree Stores, Inc.*...............        53,717
   3,775   Family Dollar Stores, Inc...............       113,703
     591   Fred's, Inc.............................        15,875
     725   ShopKo Stores, Inc.*....................         8,156
  19,413   Target Corp.............................       547,641
  95,181   Wal-Mart Stores, Inc....................     4,549,652
                                                     ------------
                                                        5,756,534
                                                     ------------
           DRUGSTORE CHAINS (0.4%)
   8,547   CVS Corp................................       193,333
     485   Duane Reade, Inc.*......................         6,538
     991   Longs Drug Stores Corp..................        21,138
  12,473   Rite Aid Corp.*.........................        33,552
  21,921   Walgreen Co.............................       635,709
                                                     ------------
                                                          890,270
                                                     ------------
           ELECTRIC UTILITIES (2.4%)
  12,988   AES Corp.*..............................        45,068
   3,044   Allegheny Energy, Inc...................        25,570
   2,006   ALLETE, Inc.............................        41,103
   1,930   Alliant Energy Corp.....................        31,247

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   3,148   Ameren Corp.............................  $    123,811
   7,390   American Electric Power Co., Inc........       174,552
   3,339   Aquila, Inc.............................         6,144
   1,235   Avista Corp.............................        13,461
     679   Black Hills Corp........................        16,445
   6,620   CenterPoint Energy, Inc.................        46,141
   3,643   Cinergy Corp............................       115,483
   1,206   Cleco Corp..............................        16,281
   3,222   CMS Energy Corp.........................        18,269
     458   CN Energy Group, Inc....................        19,776
   4,637   Consolidated Edison, Inc................       185,109
   3,577   Constellation Energy Group, Inc.........        98,904
   6,032   Dominion Resources, Inc.................       326,874
   2,710   DPL, Inc................................        38,753
   1,499   DQE, Inc................................        20,686
   3,634   DTE Energy Co...........................       152,337
  18,096   Duke Energy Corp........................       308,175
   7,105   Edison International*...................        87,605
   1,491   El Paso Electric Co.*...................        16,625
     367   Empire District Electric Co. (The)......         6,624
   3,004   Energy East Corp........................        59,239
   4,756   Entergy Corp............................       211,404
   6,919   Exelon Corp.............................       352,385
   6,491   FirstEnergy Corp........................       202,519
   3,838   FPL Group, Inc..........................       224,101
   1,663   Great Plains Energy, Inc................        37,334
     844   Hawaiian Electric Industries, Inc.......        34,807
   1,011   IDACORP, Inc............................        22,697
     432   MGE Energy Inc..........................        11,686
   9,685   Mirant Corp.*...........................        17,046
   2,923   Northeast Utilities.....................        41,945
   1,136   NSTAR...................................        47,712
   1,672   OGE Energy Corp.........................        28,574
     651   Otter Tail Corp.........................        17,251
   2,658   Pepco Holdings, Inc.....................        49,837
   8,492   PG&E Corp.*.............................       117,190
   1,816   Pinnacle West Capital Corp..............        56,568
     838   PNM Resources, Inc.*....................        17,690

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   3,209   PPL Corp................................  $    112,315
   4,825   Progress Energy, Inc....................       194,978
   4,497   Public Service Enterprise Group, Inc....       158,654
   2,103   Puget Energy Inc........................        41,639
   6,580   Reliant Resources, Inc.*................        26,846
   2,241   SCANA Corp..............................        68,799
   2,107   Sierra Pacific Resources................         9,776
  15,180   Southern Co. (The)......................       427,621
   3,312   TECO Energy, Inc........................        45,805
   5,807   TXU Corp................................       106,558
     356   UIL Holdings Corp.......................        11,388
     871   UniSource Energy Corp...................        14,328
   1,845   Westar Energy, Inc......................        20,590
   2,463   Wisconsin Energy Corp...................        59,728
     712   WPS Resources Corp.*....................        27,106
   8,596   Xcel Energy, Inc........................        94,728
                                                     ------------
                                                        4,905,887
                                                     ------------
           ELECTRICAL PRODUCTS (0.4%)
   1,067   Acuity Brands, Inc......................        14,138
   4,201   American Power Conversion Corp.*........        65,368
     550   AstroPower, Inc.*.......................         3,712
     857   Baldor Electric Co......................        16,403
     666   Belden Inc..............................         9,744
     716   C&D Technologies, Inc...................        12,423
   1,110   Cable Design Technologies Corp.*........         6,249
   1,995   Cooper Industries Ltd. (Class A)........        70,683
   9,010   Emerson Electric Co.....................       422,839
   1,884   Energizer Holdings, Inc.*...............        45,970
     585   Energy Conversion Devices, Inc.*........         6,008
     268   Franklin Electric Co., Inc..............        13,301
     344   Genlyte Group Inc. (The)*...............        10,190
   1,393   Hubbell, Inc. (Class B).................        43,949
     513   Littelfuse, Inc.*.......................         9,080
   4,220   Molex Inc...............................        88,578
   2,008   Power-One, Inc.*........................         9,879
     728   Rayovac Corp.*..........................        10,046

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,382   Thomas & Betts Corp.*...................  $     23,328
     361   Thomas Industries, Inc..................         8,935
     489   Wilson Greatbatch Technologies, Inc.*...        12,460
                                                     ------------
                                                          903,283
                                                     ------------
           ELECTRONIC COMPONENTS (0.3%)
   1,005   Amphenol Corp. (Class A)*...............        40,954
   4,270   AVX Corp................................        37,576
     521   Benchmark Electronics, Inc.*............        16,932
   1,559   Cree, Inc.*.............................        28,000
     646   Hutchinson Technology Inc.*.............        14,735
   4,234   Jabil Circuit, Inc.*....................        66,093
   2,040   Kemet Corp.*............................        15,504
   1,646   Kopin Corp.*............................         6,882
   1,871   MEMC Electronic Materials, Inc.*........        15,136
     943   Methode Electronics, Inc. (Class A).....         8,487
     429   Park Electrochemical Corp...............         6,971
   1,087   Plexus Corp.*...........................         9,545
   2,027   QLogic Corp.*...........................        67,459
   2,613   Rambus Inc.*............................        40,501
   1,472   SanDisk Corp.*..........................        22,451
  11,238   Sanmina-SCI Corp.*......................        41,131
  17,946   Solectron Corp.*........................        64,426
     894   Technitrol, Inc.*.......................        14,224
   1,140   Vicor Corp.*............................         7,786
   3,889   Vishay Intertechnology, Inc.*...........        40,173
                                                     ------------
                                                          564,966
                                                     ------------
           ELECTRONIC DISTRIBUTORS (0.1%)
     947   Anixter International, Inc.*............        21,307
   2,409   Arrow Electronics, Inc.*................        28,595
   2,865   Avnet, Inc..............................        29,767
   1,875   CDW Computer Centers, Inc.*.............        82,669
   3,521   Ingram Micro Inc. (Class A)*............        40,491
     668   Pioneer-Standard Electronics, Inc.......         6,513

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     294   ScanSource, Inc.*.......................  $      5,883
   1,315   Tech Data Corp.*........................        32,836
                                                     ------------
                                                          248,061
                                                     ------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (0.4%)
  10,124   Agilent Technologies, Inc.*.............       166,844
     752   Checkpoint Systems, Inc.*...............         7,279
     715   Coherent, Inc.*.........................        14,128
   1,544   Diebold, Inc............................        54,055
   1,098   Identix Inc.*...........................         4,491
  29,693   JDS Uniphase Corp.*.....................        80,468
     451   Kronos, Inc.*...........................        16,804
     950   Newport Corp.*..........................        11,048
   1,059   Paxar Corp.*............................        15,779
   2,980   PerkinElmer, Inc........................        23,244
     799   Radiant Systems, Inc.*..................         7,439
   3,976   Rockwell Automation Inc.................        91,647
   3,718   Scientific-Atlanta, Inc.................        41,270
   4,915   Symbol Technologies, Inc................        41,433
   2,187   Tektronix, Inc.*........................        36,085
   3,563   Thermo Electron Corp.*..................        64,740
   1,395   Unova, Inc.*............................         7,686
   2,807   Waters Corp.*...........................        64,701
  15,701   Xerox Corp.*............................       138,954
                                                     ------------
                                                          888,095
                                                     ------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.5%)
     860   Advanced Energy Industries, Inc.*.......         9,116
   3,939   Amkor Technology, Inc.*.................        19,262
  35,301   Applied Materials, Inc.*................       422,553
     916   Asyst Technologies, Inc.*...............         6,320
     791   ATMI, Inc.*.............................        14,056
   2,540   Axcelis Technologies, Inc.*.............        16,838
     804   Brooks-PRI Automation, Inc..............         8,442
   1,155   Cognex Corp.*...........................        24,567
     500   Cohu, Inc...............................         6,970
   1,433   Credence Systems Corp.*.................        11,220
     780   Cymer, Inc.*............................        24,110
     462   DuPont Photomasks, Inc.*................         9,748

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     717   Electro Scientific Industries, Inc.*....  $     12,956
   1,795   Entegris Inc.*..........................        19,190
     820   FEI Co.*................................        13,046
     564   Helix Technology Corp...................         4,850
   4,124   KLA-Tencor Corp.*.......................       134,607
   3,018   Lam Research Corp.*.....................        35,280
   1,220   LTX Corp.*..............................         6,466
     982   MKS Instruments, Inc.*..................        13,296
   3,166   Novellus Systems, Inc.*.................        93,239
     402   Photon Dynamics, Inc.*..................         5,435
     806   Photronics, Inc.*.......................         8,886
     420   Rudolph Technologies, Inc.*.............         6,367
   1,633   Synopsys, Inc.*.........................        63,148
   4,255   Teradyne, Inc.*.........................        44,209
     727   Ultratech Stepper, Inc.*................         8,542
     852   Varian Semiconductor Equipment
            Associates, Inc.*......................        22,101
     670   Veeco Instruments, Inc.*................         9,380
                                                     ------------
                                                        1,074,200
                                                     ------------
           ELECTRONICS/APPLIANCE STORES (0.2%)
   6,991   Best Buy Co., Inc.*.....................       182,395
     812   Blockbuster, Inc. (Class A).............        10,588
   5,078   Circuit City Stores - Circuit City
            Group..................................        30,417
     585   Electronics Boutique Holdings Corp.*....         8,073
     987   Hollywood Entertainment Corp.*..........        13,167
   3,791   RadioShack Corp.........................        75,630
                                                     ------------
                                                          320,270
                                                     ------------
           ELECTRONICS/ APPLIANCES (0.2%)
   6,356   Eastman Kodak Co........................       192,587
     768   Harman International Industries, Inc....        47,232
     725   Helen of Troy Ltd.*.....................         9,367
   1,824   Maytag Corp.............................        46,092
   1,459   Whirlpool Corp..........................        75,824
                                                     ------------
                                                          371,102
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           ENGINEERING & CONSTRUCTION (0.1%)
   1,142   Dycom Industries, Inc.*.................  $     14,675
     352   EMCOR Group, Inc.*......................        16,716
   1,721   Fluor Corp..............................        51,183
   1,075   Granite Construction Inc................        16,340
     700   Insituform Technologies, Inc.
            (Class A)*.............................         9,611
   1,279   Jacobs Engineering Group, Inc.*.........        47,604
   1,070   Shaw Group Inc. (The)*..................        14,552
     441   URS Corp.*..............................         4,802
                                                     ------------
                                                          175,483
                                                     ------------
           ENVIRONMENTAL SERVICES (0.2%)
   4,223   Allied Waste Industries, Inc.*..........        41,301
     452   Ionics, Inc.*...........................        10,233
     208   Landauer, Inc...........................         7,203
   1,827   Newpark Resources, Inc.*................         7,308
   3,501   Republic Services, Inc.*................        71,700
   1,315   Tetra Tech, Inc.*.......................        16,898
     692   Waste Connections, Inc.*................        24,047
  13,088   Waste Management, Inc...................       300,893
                                                     ------------
                                                          479,583
                                                     ------------
           FINANCE/RENTAL/ LEASING (1.9%)
     574   Aaron Rents, Inc (Class A)..............        12,111
     553   Advanta Corp. (Class A).................         4,573
   2,263   Allied Capital Corp.....................        49,763
     751   American Capital Strategies, Ltd........        17,453
   2,020   AmeriCredit Corp.*......................         6,343
   4,795   Capital One Financial Corp..............       148,885
     737   Charter Municipal Mortgage Acceptance
            Co.....................................        12,713
   2,695   Countrywide Financial Corp..............       148,656
   1,000   Credit Acceptance Corp.*................         5,710
     634   Dollar Thrifty Automotive Group,
            Inc.*..................................        12,667
   1,539   Doral Financial Corp....................        45,939
     752   Electro Rent Corp.*.....................         8,460

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  21,291   Fannie Mae..............................  $  1,377,528
     485   Financial Federal Corp.*................        12,974
  14,887   Freddie Mac.............................       833,374
   1,249   Fremont General Corp....................         5,883
   1,157   GATX Corp...............................        22,064
   9,955   Household International, Inc............       271,871
   1,431   IndyMac Bancorp, Inc.*..................        28,005
  27,340   MBNA Corp...............................       460,132
     296   McGrath Rent Corp.......................         6,825
     699   NCO Group, Inc.*........................         9,996
     541   New Century Financial Corp..............        15,429
   1,756   Ocwen Financial Corp.*..................         5,075
   1,442   Ryder System, Inc.......................        32,488
   3,310   SLM Corp................................       351,621
     475   Student Loan Corp. (The)................        45,495
   1,742   United Rentals, Inc.*...................        17,995
                                                     ------------
                                                        3,970,028
                                                     ------------
           FINANCIAL CONGLOMERATES (3.4%)
  28,153   American Express Co.....................     1,000,276
 110,022   Citigroup, Inc..........................     3,782,556
   1,524   Investors Financial Services Corp.......        42,565
  42,664   J.P. Morgan Chase & Co..................       995,778
   6,219   John Hancock Financial Services, Inc....       169,841
   1,315   Leucadia National Corp..................        46,012
   7,423   Principal Financial Group, Inc..........       212,298
  12,415   Prudential Financial, Inc...............       394,425
   6,941   State Street Corp.......................       274,794
     174   Wesco Financial Corp....................        52,200
                                                     ------------
                                                        6,970,745
                                                     ------------
           FINANCIAL PUBLISHING/ SERVICES (0.3%)
     822   Advent Software, Inc.*..................        11,434
     567   BARRA, Inc.*............................        17,214
   1,592   Dun & Bradstreet Corp.*.................        56,277
   3,077   Equifax, Inc............................        65,879
     888   FactSet Research Systems Inc............        24,145

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,131   Interactive Data Corp.*.................  $     28,257
   4,231   McGraw-Hill Companies, Inc. (The).......       250,560
   3,365   Moody's Corp............................       140,926
   6,151   SunGard Data Systems Inc.*..............       119,575
     269   Value Line, Inc.........................        12,409
                                                     ------------
                                                          726,676
                                                     ------------
           FOOD DISTRIBUTORS (0.2%)
   1,146   Fleming Companies, Inc..................         4,183
     957   Performance Food Group Co.*.............        29,523
   2,865   Supervalu, Inc..........................        42,631
  14,195   SYSCO Corp..............................       416,907
     444   United Natural Foods, Inc.*.............         9,315
                                                     ------------
                                                          502,559
                                                     ------------
           FOOD RETAIL (0.4%)
   2,815   7-Eleven, Inc.*.........................        22,548
   8,122   Albertson's, Inc........................       174,623
   1,350   Casey's General Stores, Inc.............        15,376
     968   Great Atlantic & Pacific Tea Co.,
            Inc.*..................................         5,188
  16,895   Kroger Co.*.............................       254,946
     787   Pathmark Stores Inc.*...................         3,888
   1,210   Ruddick Corp............................        15,561
   9,449   Safeway Inc.*...........................       223,941
     703   Weis Markets, Inc.......................        21,723
   1,325   Whole Foods Market, Inc.*...............        67,336
     587   Wild Oats Markets, Inc.*................         4,866
   3,012   Winn-Dixie Stores, Inc..................        42,168
                                                     ------------
                                                          852,164
                                                     ------------
           FOOD: MAJOR DIVERSIFIED (1.6%)
     600   Aurora Foods, Inc.*.....................           300
   8,945   Campbell Soup Co........................       214,412
   4,538   Del Monte Foods Co.*....................        37,983
   1,328   Dole Food Co., Inc......................        43,319
   7,989   General Mills, Inc......................       358,946
   7,640   Heinz (H.J.) Co.........................       246,848
   8,922   Kellogg Co..............................       297,995
   6,106   Kraft Foods Inc. (Class A)..............       194,476

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  37,922   PepsiCo, Inc............................  $  1,535,083
  16,804   Sara Lee Corp...........................       335,072
                                                     ------------
                                                        3,264,434
                                                     ------------
           FOOD: MEAT/FISH/ DAIRY (0.3%)
  11,504   ConAgra Foods Inc.......................       282,193
   2,068   Dean Foods Co.*.........................        80,280
     768   Dreyer's Grand Ice Cream, Inc...........        54,528
   2,971   Hormel Foods Corp.......................        66,877
     656   Pilgrim's Pride Corp. (Class B).........         4,933
      40   Seaboard Corp...........................         8,873
   2,592   Smithfield Foods, Inc.*.................        46,863
   7,708   Tyson Foods, Inc. (Class A).............        79,469
                                                     ------------
                                                          624,016
                                                     ------------
           FOOD: SPECIALTY/ CANDY (0.4%)
     458   American Italian Pasta Co.
            (Class A)*.............................        17,999
      49   Farmer Brothers Co......................        15,190
     805   Flowers Foods Inc.......................        18,917
   1,406   Fresh Del Monte Produce, Inc............        29,104
     878   Hain Celestial Group, Inc.*.............        10,422
   2,977   Hershey Foods Corp......................       192,016
     485   International Multifoods Corp.*.........        10,418
     942   Interstate Bakeries Corp................        13,753
     206   J & J Snack Foods*......................         5,465
     874   Lancaster Colony Corp...................        34,287
     783   Lance, Inc..............................         8,911
   2,993   McCormick & Co., Inc. (Non-Voting)......        67,043
   1,420   NBTY, Inc.*.............................        25,858
     546   Ralcorp Holdings, Inc.*.................        13,519
     335   Riviana Foods, Inc......................         8,616
   1,236   Tootsie Roll Industries, Inc............        34,979
   1,114   Topps Co., Inc. (The)*..................         9,814

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   4,914   Wrigley (Wm.) Jr. Co. (Class A).........  $    272,825
                                                     ------------
                                                          789,136
                                                     ------------
           FOREST PRODUCTS (0.1%)
   2,686   Louisiana-Pacific Corp.*................        19,608
     693   Rayonier Inc............................        29,369
     629   Universal Forest Products, Inc..........        11,863
   4,764   Weyerhaeuser Co.........................       228,910
                                                     ------------
                                                          289,750
                                                     ------------
           GAS DISTRIBUTORS (0.5%)
   1,206   AGL Resources, Inc......................        27,557
   1,058   Atmos Energy Corp.......................        23,699
   8,484   Dynegy, Inc. (Class A)..................        15,865
     823   Energen Corp............................        24,995
   1,327   Equitable Resources, Inc................        49,338
   3,069   KeySpan Corp............................       104,346
   2,664   Kinder Morgan, Inc......................       120,173
     437   Laclede Group, Inc (The)................        10,322
   1,530   MDU Resources Group, Inc................        41,050
   1,715   National Fuel Gas Co....................        35,295
     723   New Jersey Resources Corp...............        22,999
     941   Nicor Inc...............................        29,594
   4,526   NiSource Inc............................        80,427
     687   Northwest Natural Gas Co................        17,876
     619   Northwestern Corp.......................         3,250
     377   NUI Corp................................         6,013
   1,508   ONEOK, Inc..............................        25,862
     760   Peoples Energy Corp.....................        27,976
     820   Piedmont Natural Gas Co., Inc...........        28,495
   1,936   Questar Corp............................        53,240
   4,383   Sempra Energy...........................       105,630
     355   South Jersey Industries, Inc............        11,395
   1,465   Southern Union Co.*.....................        21,096
     857   Southwest Gas Corp......................        18,511
     550   Southwestern Energy Co.*................         6,468
     591   UGI Corp................................        24,722
   1,450   Vectren Corp............................        30,377
   1,249   WGL Holdings Inc........................        31,637
                                                     ------------
                                                          998,208
                                                     ------------

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           HOME BUILDING (0.3%)
     207   Beazer Homes USA Inc.*..................  $     11,913
   1,320   Centex Corp.............................        69,854
   3,271   Clayton Homes, Inc......................        40,070
   3,138   D.R. Horton, Inc........................        59,936
     779   Fleetwood Enterprises, Inc.*............         3,887
   1,158   KB HOME.................................        51,774
   1,384   Lennar Corp.............................        74,542
     634   M.D.C. Holdings, Inc....................        25,043
     180   NVR, Inc.*..............................        59,850
     637   Palm Harbor Homes, Inc.*................        10,830
   1,311   Pulte Homes, Inc........................        65,524
     630   Ryland Group, Inc. (The)................        24,973
     199   Skyline Corp............................         5,323
     698   Standard Pacific Corp...................        17,624
   1,668   Toll Brothers, Inc.*....................        33,560
                                                     ------------
                                                          554,703
                                                     ------------
           HOME FURNISHINGS (0.2%)
     920   Ethan Allen Interiors, Inc..............        29,026
   1,355   Furniture Brands International, Inc.*...        29,038
   1,249   La-Z-Boy, Inc...........................        25,330
   4,275   Leggett & Platt, Inc....................        86,355
     318   Libbey, Inc.............................         7,581
   1,431   Mohawk Industries, Inc.*................        75,385
   5,821   Newell Rubbermaid, Inc..................       162,115
     394   Oneida Ltd..............................         4,326
   1,511   Tupperware Corp.........................        23,360
                                                     ------------
                                                          442,516
                                                     ------------
           HOME IMPROVEMENT CHAINS (0.8%)
   1,625   Fastenal Co.............................        53,820
  49,819   Home Depot, Inc. (The)..................     1,041,217
  16,653   Lowe's Companies, Inc...................       569,200
   3,328   Sherwin-Williams Co.....................        88,658
                                                     ------------
                                                        1,752,895
                                                     ------------
           HOSPITAL/NURSING MANAGEMENT (0.4%)
   2,765   Beverly Enterprises, Inc.*..............         5,281
  10,993   HCA Inc.................................       469,841

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   5,262   Health Management Associates, Inc.
            (Class A)..............................  $     97,452
   1,325   Orthodontic Centers of America, Inc.*...        15,873
     566   Sunrise Assisted Living, Inc.*..........        12,735
  10,459   Tenet Healthcare Corp.*.................       188,157
   1,724   Triad Hospitals, Inc.*..................        47,927
   2,469   US Oncology, Inc.*......................        18,345
                                                     ------------
                                                          855,611
                                                     ------------
           HOTELS/RESORTS/ CRUISELINES (0.4%)
     390   Boca Resorts, Inc. (Class A)*...........         4,033
  12,569   Carnival Corp...........................       302,913
   1,011   Choice Hotels International, Inc.*......        21,302
   2,010   Extended Stay America, Inc.*............        23,617
   8,080   Hilton Hotels Corp......................        94,617
     779   Marcus Corp. (The)......................        10,750
   5,296   Marriott International, Inc.
            (Class A)..............................       165,235
   1,157   Prime Hospitality Corp.*................         8,782
   4,348   Starwood Hotels & Resorts Worldwide,
            Inc....................................       101,961
     751   Vail Resorts, Inc.*.....................        10,491
                                                     ------------
                                                          743,701
                                                     ------------
           HOUSEHOLD/PERSONAL CARE (2.4%)
   1,243   Alberto-Culver Co. (Class B)............        63,057
   5,039   Avon Products, Inc......................       251,950
     980   Church & Dwight Co., Inc................        28,420
   4,713   Clorox Co. (The)........................       180,131
  11,611   Colgate-Palmolive Co....................       591,116
   2,255   Dial Corp. (The)........................        42,168
   2,814   Estee Lauder Companies, Inc. (The)
            (Class A)..............................        84,898
  22,634   Gillette Co. (The)......................       676,757
   2,027   International Flavors & Fragrances,
            Inc....................................        64,398
  11,059   Kimberly-Clark Corp.....................       512,253
     865   Nu Skin Enterprises, Inc. (Class A).....        10,605

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,595   Playtex Products, Inc.*.................  $     13,191
  27,810   Procter & Gamble Co. (The)..............     2,379,702
                                                     ------------
                                                        4,898,646
                                                     ------------
           INDUSTRIAL CONGLOMERATES (3.6%)
   8,346   3M Co...................................     1,039,494
 212,902   General Electric Co.**..................     4,926,552
  17,587   Honeywell International, Inc............       429,826
   3,685   Ingersoll Rand Co. (Class A)............       144,673
   1,979   ITT Industries, Inc.....................       111,141
   1,800   SPX Corp.*..............................        66,780
   3,051   Textron, Inc............................       117,647
  10,094   United Technologies Corp................       641,777
   1,184   Walter Industries, Inc..................        12,965
                                                     ------------
                                                        7,490,855
                                                     ------------
           INDUSTRIAL MACHINERY (0.4%)
     204   Actuant Corp. (Class A).................         8,201
   1,244   Flowserve Corp.*........................        14,580
   1,108   Graco Inc...............................        29,495
     777   IDEX Corp...............................        22,657
   6,556   Illinois Tool Works Inc.................       398,736
     794   Kennametal Inc..........................        25,138
   1,077   Lincoln Electric Holdings, Inc..........        23,931
     862   Nordson Corp............................        19,050
   2,567   Parker-Hannifin Corp....................       103,476
     456   Regal-Beloit Corp.......................         8,755
     301   Robbins & Myers, Inc....................         5,057
     794   Roper Industries, Inc...................        27,639
     503   Tecumseh Products Co. (Class A).........        21,428
     261   Tennant Co..............................         7,908
   1,025   Wabtec Corp.............................        12,300
     684   Watts Industries, Inc...................         9,535
     296   Woodward Governor Co....................        10,943
                                                     ------------
                                                          748,829
                                                     ------------
           INDUSTRIAL SPECIALTIES (0.3%)
     619   Brady (W.H.) Co. (Class A)..............        16,441
     939   Buckeye Technologies Inc.*..............         4,958
     521   Cabot Microelectronics Corp.*...........        22,872

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,049   Donaldson Co., Inc......................  $     35,614
   2,812   Ecolab, Inc.............................       138,632
     925   Ferro Corp..............................        21,275
     700   Fuller (H.B.) Co........................        17,745
   1,188   GrafTech International Ltd..............         4,574
     811   MacDermid, Inc.*........................        17,072
     321   Mine Safety Appliances Co...............        10,513
     534   Minerals Technologies, Inc..............        21,173
   1,022   Omnova Solutions, Inc.*.................         3,577
   3,681   PPG Industries, Inc.....................       179,743
     412   Rogers Corp.*...........................        10,382
   2,725   RPM International, Inc..................        29,784
     651   Spartech Corp...........................        12,694
     799   Symyx Technologies, Inc.*...............         9,500
   1,071   Valspar Corp. (The).....................        45,517
     399   WD-40 Co................................        10,250
                                                     ------------
                                                          612,316
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES (1.8%)
   1,117   American Management Systems, Inc.*......        12,466
   3,756   BearingPoint, Inc.*.....................        29,635
     513   Black Box Corp.*........................        21,064
     659   CACI International Inc. (Class A)*......        24,765
   1,492   CIBER, Inc.*............................         7,520
   3,663   Citrix Systems, Inc.*...................        50,549
     164   Cognizant Technology Solutions Corp.*...         9,888
   3,726   Computer Sciences Corp.*................       114,016
     994   Documentum, Inc.*.......................        14,681
  10,446   Electronic Data Systems Corp............       177,060
   2,284   Henry (Jack) & Associates, Inc..........        28,230
   7,986   Infonet Services Corp. (Class B)*.......        16,371
  36,256   International Business Machines Corp....     2,836,307
   2,554   J.D. Edwards & Co.......................        32,002
     633   JDA Software Group, Inc.*...............         7,748
   1,879   Keane, Inc.*............................        15,201

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   9,684   Level 3 Communications, Inc.*...........  $     49,195
     695   Manhattan Associates, Inc.*.............        16,777
   1,731   Mentor Graphics Corp.*..................        15,960
     392   MICROS Systems, Inc.*...................         8,600
   1,217   National Instruments Corp.*.............        39,273
   6,772   PeopleSoft, Inc.*.......................       131,309
   2,521   Perot Systems Corp. (Class A)*..........        25,714
   1,665   Reynolds & Reynolds Co. (The)
            (Class A)..............................        41,425
   1,110   Sykes Enterprises, Inc.*................         3,385
   1,003   Syntel, Inc.*...........................        22,787
     813   Systems & Computer Technology Corp.*....         7,260
   6,923   Unisys Corp.*...........................        64,522
   1,992   Wind River Systems, Inc.*...............         6,793
                                                     ------------
                                                        3,830,503
                                                     ------------
           INSURANCE BROKERS/ SERVICES (0.4%)
   5,932   AON Corp................................       112,293
   1,552   Brown & Brown, Inc......................        46,219
     796   CCC Information Services Group, Inc.*...        16,700
   1,816   ChoicePoint Inc.*.......................        65,376
     284   CorVel Corp.*...........................         9,488
   1,189   Crawford & Co. (Class B)................         6,111
   1,969   Gallagher (Arthur J.) & Co..............        49,717
     764   Hilb, Rogal & Hamilton Co...............        28,742
  11,464   Marsh & McLennan Companies, Inc.........       488,710
                                                     ------------
                                                          823,356
                                                     ------------
           INTEGRATED OIL (3.5%)
   1,940   Amerada Hess Corp.......................        91,568
  22,855   ChevronTexaco Corp......................     1,471,862
     629   Cimarex Energy Co.*.....................        11,750
  14,478   ConocoPhillips..........................       697,695
 144,598   Exxon Mobil Corp........................     4,938,022
   1,960   Murphy Oil Corp.........................        82,712
                                                     ------------
                                                        7,293,609
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           INTERNET RETAIL (0.1%)
     684   1-800-FLOWERS.COM, Inc.*................  $      4,473
   8,179   Amazon.com, Inc.*.......................       178,711
                                                     ------------
                                                          183,184
                                                     ------------
           INTERNET SOFTWARE/ SERVICES (0.3%)
   1,251   Agile Software Corp.*...................         8,732
     594   Alloy, Inc.*............................         3,012
   6,762   Ariba, Inc.*............................        19,008
   8,793   BEA Systems, Inc.*......................       100,768
   1,628   Borland Software Corp.*.................        16,931
     764   Digital Insight Corp.*..................         8,328
   3,294   Earthlink, Inc.*........................        17,491
   2,430   Interland, Inc.*........................         2,479
   4,035   Internap Network Services Corp.*........         1,896
   1,125   Internet Security Systems, Inc.*........        14,614
   2,706   Interwoven, Inc.*.......................         6,981
     342   Lionbridge Technologies, Inc.*..........           694
   1,383   Overture Services, Inc.*................        32,127
     925   Progress Software Corp.*................        13,274
   4,170   RealNetworks, Inc.*.....................        14,845
   1,533   S1 Corp.*...............................         7,588
  10,327   Siebel Systems, Inc.*...................        86,334
   5,083   VeriSign, Inc.*.........................        41,935
   6,323   Vignette Corp.*.........................         9,927
     986   WebEx Communications, Inc.*.............         9,978
   1,269   webMethods, Inc.*.......................        14,137
  13,038   Yahoo! Inc.*............................       237,292
                                                     ------------
                                                          668,371
                                                     ------------
           INVESTMENT BANKS/ BROKERS (1.6%)
   4,509   AmeriTrade Holding Corp. (Class A)*.....        23,537
   2,059   Bear Stearns Companies, Inc. (The)......       127,761
   8,637   E*TRADE Group, Inc.*....................        38,866
   1,699   Edwards (A.G.), Inc.....................        48,540

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  10,227   Goldman Sachs Group, Inc. (The).........  $    696,459
   1,155   Investment Technology Group, Inc.*......        19,647
     663   Jefferies Group, Inc....................        25,956
   3,285   Knight Trading Group, Inc.*.............        16,819
   1,264   LaBranche & Co., Inc.*..................        30,058
   1,388   Legg Mason, Inc.........................        69,456
   5,216   Lehman Brothers Holdings, Inc...........       284,428
  18,517   Merrill Lynch & Co., Inc................       648,465
  23,451   Morgan Stanley (See Note 4).............       888,793
   1,154   Raymond James Financial, Inc............        29,427
  29,237   Schwab (Charles) Corp. (The)............       269,565
     459   SWS Group, Inc..........................         6,954
                                                     ------------
                                                        3,224,731
                                                     ------------
           INVESTMENT MANAGERS (0.3%)
     528   Affiliated Managers Group, Inc.*........        24,520
   1,628   Alliance Capital Management Holding
            L.P....................................        48,596
   1,486   Eaton Vance Corp. (Non-Voting)..........        41,251
   2,444   Federated Investors, Inc. (Class B).....        62,444
   5,711   Franklin Resources, Inc.................       190,405
   4,764   Janus Capital Group Inc.*...............        60,455
   1,994   John Nuveen Co. (The) (Class A).........        46,560
   1,497   Neuberger Berman Inc....................        43,817
   2,620   Price (T.) Rowe Group, Inc..............        70,059
   1,945   Waddell & Reed Financial, Inc.
            (Class A)..............................        35,574
                                                     ------------
                                                          623,681
                                                     ------------
           INVESTMENT TRUSTS/MUTUAL FUNDS (0.0%)
   1,046   Hugoton Royalty Trust...................        13,671
                                                     ------------
           LIFE/HEALTH INSURANCE (0.7%)
  11,068   AFLAC, Inc..............................       358,493

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     646   American National Insurance Co..........  $     55,071
     785   AmerUs Group Co.........................        21,603
     549   Delphi Financial Group, Inc.
            (Class A)..............................        20,450
     675   FBL Financial Group, Inc. (Class A).....        13,223
   1,154   Great American Financial Resources,
            Inc....................................        17,575
   3,276   Jefferson-Pilot Corp.*..................       126,126
     249   Kansas City Life Insurance Co...........         9,467
   4,078   Lincoln National Corp...................       131,515
  15,019   MetLife, Inc............................       402,059
      85   National Western Life Insurance Co.
            (Class A)*.............................         8,514
     766   Presidential Life Corp..................         6,986
   1,629   Protective Life Corp....................        44,195
   1,172   Reinsurance Group of America, Inc.......        33,672
     711   StanCorp Financial Group, Inc...........        35,493
   1,131   The MONY Group Inc.*....................        26,058
   2,648   Torchmark Corp..........................        95,063
   1,024   UICI*...................................        15,923
   5,298   UnumProvident Corp......................        92,556
                                                     ------------
                                                        1,514,042
                                                     ------------
           MAJOR BANKS (4.5%)
  32,154   Bank of America Corp....................     2,252,388
  15,542   Bank of New York Co., Inc. (The)........       393,213
  25,112   Bank One Corp...........................       916,839
  10,258   BB&T Corp...............................       344,258
   3,843   Comerica, Inc...........................       155,641
  22,419   FleetBoston Financial Corp..............       585,360
   5,046   Huntington Bancshares, Inc..............        95,723
   9,289   KeyCorp.................................       223,400
   9,321   Mellon Financial Corp...................       213,171
  13,089   National City Corp......................       363,874
   6,193   PNC Financial Services Group............       272,740

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,978   Popular, Inc............................  $    100,269
   7,561   SouthTrust Corp.........................       197,040
   6,099   SunTrust Banks, Inc.....................       345,508
   3,219   UnionBanCal Corp........................       134,554
  29,345   Wachovia Corp...........................     1,055,540
  36,350   Wells Fargo & Co........................     1,721,899
                                                     ------------
                                                        9,371,417
                                                     ------------
           MAJOR TELECOMMUNICATIONS (2.8%)
   6,662   ALLTEL Corp.............................       312,248
  16,567   AT&T Corp...............................       322,725
  39,812   BellSouth Corp..........................       906,917
   5,323   BroadWing Inc.*.........................        21,239
  71,151   SBC Communications, Inc.................     1,738,930
  19,432   Sprint Corp. (FON Group)................       235,904
  58,384   Verizon Communications Inc..............     2,234,940
                                                     ------------
                                                        5,772,903
                                                     ------------
           MANAGED HEALTH CARE (0.8%)
   3,182   Aetna Inc...............................       138,385
     658   AmeriPath, Inc.*........................        12,903
   3,017   Anthem, Inc.*...........................       187,295
   5,378   Caremark Rx, Inc.*......................       105,409
   3,072   CIGNA Corp..............................       134,154
   1,395   Coventry Health Care, Inc.*.............        38,711
   2,383   First Health Group Corp.*...............        55,955
   2,678   Health Net Inc.*........................        72,145
   3,476   Humana, Inc.*...........................        34,551
   1,152   Mid Atlantic Medical Services, Inc.*....        39,652
   1,884   Oxford Health Plans, Inc.*..............        66,373
     880   PacifiCare Health Systems, Inc.*........        25,106
     831   Sierra Health Services, Inc.*...........        12,257
   6,493   UnitedHealth Group Inc..................       570,735
   3,162   WellPoint Health Networks, Inc.*........       229,814
                                                     ------------
                                                        1,723,445
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           MARINE SHIPPING (0.0%)
     962   Alexander & Baldwin, Inc................  $     24,964
     629   Kirby Corp.*............................        15,800
                                                     ------------
                                                           40,764
                                                     ------------
           MEDIA CONGLOMERATES (1.6%)
  95,507   AOL Time Warner Inc.*...................     1,113,612
  43,672   Disney (Walt) Co. (The)*................       764,260
  37,760   Viacom, Inc. (Class B) (Non-Voting)*....     1,455,648
                                                     ------------
                                                        3,333,520
                                                     ------------
           MEDICAL DISTRIBUTORS (0.5%)
   2,287   AmerisourceBergen Corp..................       133,103
   1,712   Andrx Group*............................        24,584
   9,479   Cardinal Health, Inc....................       552,910
   1,014   Henry Schein, Inc.*.....................        41,097
   6,269   McKesson Corp...........................       178,228
     885   Owens & Minor, Inc......................        14,293
   1,459   Patterson Dental Co.*...................        60,082
     354   PolyMedica Corp.........................        10,415
     943   Priority Healthcare Corp. (Class B)*....        21,934
   1,692   PSS World Medical, Inc.*................        11,404
                                                     ------------
                                                        1,048,050
                                                     ------------
           MEDICAL SPECIALTIES (2.0%)
     691   Advanced Medical Optics, Inc.*..........         8,624
     339   Analogic Corp...........................        17,886
   2,578   Apogent Technologies Inc.*..............        44,135
   3,430   Applera Corp. - Applied Biosystems
            Group..................................        60,196
     519   Arrow International, Inc................        21,393
     572   ArthroCare Corp.*.......................         5,886
   1,103   Bard (C.R.), Inc........................        62,518
   1,274   Bausch & Lomb, Inc......................        42,360
  12,709   Baxter International, Inc...............       358,140
   1,471   Beckman Coulter, Inc....................        47,381
   5,634   Becton, Dickinson & Co..................       184,795
     594   Bio-Rad Laboratories, Inc.
            (Class A)*.............................        21,028
   5,565   Biomet, Inc.*...........................       155,492
     375   Biosite Diagnostics Inc.*...............        13,407

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   8,853   Boston Scientific Corp.*................  $    358,104
     383   Cerus Corp.*............................         3,202
     543   CONMED Corp.*...........................         7,944
     762   Cooper Companies, Inc. (The)............        19,515
   2,821   Cytyc Corp.*............................        32,724
     387   Datascope Corp..........................         8,827
   1,674   DENTSPLY International, Inc.............        56,213
     728   Diagnostic Products Corp................        25,502
   6,672   Guidant Corp.*..........................       224,313
     703   Haemonetics Corp.*......................        15,297
   1,320   Hillenbrand Industries, Inc.............        67,518
     396   IGEN International, Inc.*...............        15,626
     535   INAMED Corp.*...........................        15,825
     822   Invacare Corp...........................        24,939
     768   KV Pharmaceutical Co. (Class A)*........        14,054
  25,964   Medtronic, Inc..........................     1,166,303
   1,230   Mentor Corp.............................        21,808
   1,150   Millipore Corp.*........................        37,156
     443   Molecular Devices Corp.*................         7,465
     610   Ocular Sciences, Inc.*..................         8,113
   2,629   Pall Corp...............................        40,776
     821   ResMed, Inc.*...........................        27,216
     802   Respironics, Inc.*......................        24,822
   3,843   St. Jude Medical, Inc.*.................       167,440
   1,650   STERIS Corp.*...........................        38,692
   4,304   Stryker Corp............................       259,273
     987   Sybron Dental Specialties, Inc.*........        16,177
   1,428   Thoratec Corp.*.........................        12,838
   1,456   Varian Medical Systems, Inc.*...........        76,091
     382   Ventana Medical Systems, Inc.*..........         8,221
   1,305   VISX, Inc.*.............................        12,097
     308   Vital Signs, Inc........................         8,353
     268   West Pharmaceutical Services, Inc.......         5,087
   4,235   Zimmer Holdings, Inc.*..................       173,635
     229   Zoll Medical Corp.*.....................         9,146
                                                     ------------
                                                        4,053,553
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           MEDICAL/NURSING SERVICES (0.0%)
   1,367   DaVita, Inc.*...........................  $     32,945
   1,776   Hooper Holmes, Inc......................         9,590
     581   Pediatrix Medical Group, Inc.*..........        21,352
   1,037   Renal Care Group, Inc.*.................        29,969
                                                     ------------
                                                           93,856
                                                     ------------
           METAL FABRICATIONS (0.1%)
     664   Commercial Metals Co....................         9,661
     463   Gibraltar Steel Corp....................         8,334
   1,013   Harsco Corp.............................        29,053
     817   Kaydon Corp.............................        16,953
     884   Maverick Tube Corp.*....................        13,561
     795   Mueller Industries, Inc.*...............        20,233
     324   Penn Engineering & Manufacturing
            Corp...................................         3,716
   1,233   Precision Castparts Corp................        31,232
     346   SPS Technologies, Inc.*.................         7,584
   1,422   Timken Co. (The)........................        24,615
                                                     ------------
                                                          164,942
                                                     ------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.2%)
   1,232   ABM Industries Inc......................        18,739
     283   Bright Horizons Family Solutions,
            Inc.*..................................         7,556
   2,178   Century Business Services, Inc.*........         5,534
   2,110   Copart, Inc.*...........................        21,691
     383   Costar Group, Inc.*.....................         7,717
   2,397   Exult Inc.*.............................        12,249
   1,092   Fair, Isaac & Co., Inc..................        54,327
     559   Forrester Research, Inc.*...............         8,463
     976   Freemarkets, Inc.*......................         4,050
     466   G & K Services, Inc. (Class A)..........        15,243
   2,319   Gartner, Inc. (Class B)*................        20,500
     654   Global Imaging Systems, Inc.*...........        11,779
   3,400   IKON Office Solutions, Inc..............        26,350
     428   InterCept, Inc. (The)*..................         2,547
   1,818   Iron Mountain Inc.*.....................        57,649

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     585   Kroll Inc.*.............................  $     11,133
     570   Learning Tree International, Inc.*......         8,060
     560   MAXIMUS, Inc.*..........................        13,378
     627   Metro One Telecommunications, Inc.*.....         3,311
   1,213   Pegasystems Inc.*.......................         6,490
   1,413   Pittston Brink's Group..................        22,043
   1,228   PRG-Schultz International*..............        10,156
     645   ProBusiness Services, Inc...............        10,043
     620   ProQuest Co.*...........................         9,864
     431   SOURCECORP, Inc.*.......................         7,254
     347   StarTek, Inc.*..........................         9,414
     988   Sylvan Learning Systems, Inc.*..........        15,808
   1,960   TeleTech Holdings, Inc.*................        11,446
   2,113   Viad Corp...............................        45,429
     687   Wackenhut Corrections Corp.*............         5,977
                                                     ------------
                                                          464,200
                                                     ------------
           MISCELLANEOUS MANUFACTURING (0.3%)
     708   Ametek, Inc.............................        24,426
     655   Carlisle Co., Inc.......................        26,724
   1,418   Crane Co................................        22,858
     469   CUNO, Inc.*.............................        15,031
   3,292   Danaher Corp............................       202,162
     603   Dionex Corp.*...........................        18,808
   4,422   Dover Corp..............................       115,724
   1,208   Federal Signal Corp.....................        19,606
   1,054   Pentair, Inc............................        38,713
     609   Smith (A.O.) Corp.......................        15,828
     312   Standex International Corp..............         6,758
     924   Teleflex Inc............................        38,004
   1,020   Tredegar Corp...........................        12,954
   2,142   U.S. Industries, Inc.*..................         6,940
     581   Valmont Industries, Inc.................        12,230
     842   Varian, Inc.*...........................        24,544
                                                     ------------
                                                          601,310
                                                     ------------
           MOTOR VEHICLES (0.5%)
  39,531   Ford Motor Co...........................       360,127

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  11,990   General Motors Corp.....................  $    435,597
   6,600   Harley-Davidson, Inc....................       275,748
                                                     ------------
                                                        1,071,472
                                                     ------------
           MOVIES/ ENTERTAINMENT (0.2%)
     606   AMC Entertainment, Inc.*................         4,999
   1,083   Cedar Fair, L.P.........................        24,692
   1,746   Crown Media Holdings, Inc.
            (Class A)*.............................         3,579
   6,595   Fox Entertainment Group, Inc.
            (Class A)*.............................       182,220
     895   Gaylord Entertainment Co.*..............        17,578
   1,264   International Speedway Corp.
            (Class A)*.............................        47,185
   5,633   Metro-Goldwyn-Mayer Inc.*...............        58,020
   1,156   Pixar, Inc.*............................        63,568
   2,403   Six Flags, Inc.*........................        12,952
   1,092   Speedway Motorsports, Inc.*.............        25,258
                                                     ------------
                                                          440,051
                                                     ------------
           MULTI-LINE INSURANCE (1.8%)
  55,865   American International Group, Inc.......     3,023,414
   4,876   CNA Financial Corp.*....................       118,487
   5,396   Hartford Financial Services Group, Inc.
            (The)..................................       224,905
   1,537   HCC Insurance Holdings, Inc.............        37,042
   1,106   Horace Mann Educators Corp..............        15,882
   3,986   Loews Corp..............................       175,464
     628   Nationwide Financial Services, Inc.
            (Class A)..............................        17,301
   2,735   Safeco Corp.............................        98,050
   1,453   Unitrin, Inc............................        37,778
     432   Zenith National Insurance Corp..........         9,115
                                                     ------------
                                                        3,757,438
                                                     ------------
           OFFICE EQUIPMENT/ SUPPLIES (0.2%)
   2,396   Avery Dennison Corp.....................       142,778
   1,394   Hon Industries, Inc.....................        36,132

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,097   Kimball International, Inc.
            (Class B)..............................  $     15,501
   1,800   Miller (HERMAN), Inc....................        32,202
   5,247   Pitney Bowes, Inc.......................       170,737
     843   Steelcase, Inc. (Class A)...............         8,877
                                                     ------------
                                                          406,227
                                                     ------------
           OIL & GAS PIPELINES (0.1%)
     577   Buckeye Partners, L.P...................        21,955
  12,429   El Paso Corp............................       104,901
   2,388   Enterprise Products Partners L.P........        45,372
     603   Plains All American Pipeline, L.P.......        15,575
     379   TC Pipelines, L.P.......................         9,774
     898   TEPPCO Partners, L.P....................        26,293
     707   Western Gas Resources, Inc..............        24,194
  11,064   Williams Companies, Inc. (The)..........        35,847
                                                     ------------
                                                          283,911
                                                     ------------
           OIL & GAS PRODUCTION (1.0%)
   5,415   Anadarko Petroleum Corp.................       249,686
   3,133   Apache Corp.............................       195,531
     671   Berry Petroleum Co. (Class A)...........        10,837
   1,034   Brown (Tom), Inc.*......................        25,829
   4,387   Burlington Resources, Inc...............       193,467
     790   Cabot Oil & Gas Corp. (Class A).........        18,573
   4,173   Chesapeake Energy Corp.*................        33,801
   1,059   Denbury Resources Inc.*.................        11,649
   3,409   Devon Energy Corp.......................       154,428
   2,531   EOG Resources, Inc......................        98,102
     482   Evergreen Resources, Inc.*..............        20,856
   1,111   Forest Oil Corp.*.......................        26,664
     801   Houston Exploration Co. (The)*..........        23,750
   2,186   Kerr-McGee Corp.........................        91,309
   1,138   Newfield Exploration Co.*...............        37,634
   1,345   Noble Energy, Inc.......................        48,017
   8,177   Occidental Petroleum Corp...............       238,850
   3,764   Ocean Energy, Inc.......................        70,500
     640   Patina Oil & Gas Corp...................        20,640

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,630   Pioneer Natural Resources Co.*..........  $     63,856
     452   Plains Exploration & Production Co......         4,502
     452   Plains Resources, Inc.*.................         5,325
   1,275   Pogo Producing Co.......................        45,263
     717   Spinnaker Exploration Co.*..............        14,247
     780   St. Mary Land & Exploration Co..........        19,282
     694   Stone Energy Corp.*.....................        23,603
     646   Swift Energy Co.*.......................         6,137
     940   Unit Corp.*.............................        16,788
   5,524   Unocal Corp.............................       153,843
   1,679   Vintage Petroleum, Inc..................        18,184
   1,238   Westport Resources Corp.*...............        24,810
   2,662   XTO Energy Inc..........................        64,793
                                                     ------------
                                                        2,030,756
                                                     ------------
           OIL REFINING/ MARKETING (0.2%)
   1,462   Ashland, Inc............................        40,556
     671   Frontier Oil Corp.......................         9,931
   6,754   Marathon Oil Corp.......................       141,159
   1,798   Sunoco, Inc.............................        56,313
   2,267   Valero Energy Corp......................        77,962
                                                     ------------
                                                          325,921
                                                     ------------
           OILFIELD SERVICES/ EQUIPMENT (0.8%)
   7,356   Baker Hughes Inc........................       222,593
   3,416   BJ Services Co.*........................       104,427
     859   Cal Dive International, Inc.*...........        18,305
     391   Carbo Ceramics, Inc.....................        12,492
   1,164   Cooper Cameron Corp.*...................        56,419
     435   Dril-Quip, Inc.*........................         6,808
   1,403   FMC Technologies, Inc.*.................        27,232
   2,468   Global Industries Ltd.*.................         9,132
   2,600   Grant Prideco, Inc.*....................        27,690
   9,500   Halliburton Co..........................       178,220
   1,650   Hanover Compressor Co.*.................        15,395
   1,337   Input/Output, Inc.*.....................         5,308
   2,574   Key Energy Services, Inc.*..............        23,835

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,600   McDermott International, Inc.*..........  $      6,464
   1,922   National-Oilwell, Inc.*.................        39,266
     545   Oceaneering International, Inc.*........        12,617
     530   Offshore Logistics, Inc.*...............        10,722
   1,262   Oil States International Inc.*..........        15,144
     894   Overseas Shipholding Group, Inc.........        16,056
     682   RPC, Inc................................         7,297
  12,356   Schlumberger Ltd........................       465,821
     524   SEACOR Holdings, Inc.*..................        20,819
   2,171   Smith International, Inc.*..............        69,125
   1,850   Superior Energy Services, Inc.*.........        14,708
   1,439   Tidewater, Inc..........................        41,875
   2,281   Varco International, Inc.*..............        38,572
     832   Veritas DGC Inc.*.......................         6,556
     589   W-H Energy Services Inc.*...............         9,130
   2,609   Weatherford International Ltd.*.........        96,950
                                                     ------------
                                                        1,578,978
                                                     ------------
           OTHER CONSUMER SERVICES (0.8%)
   3,766   Apollo Group, Inc. (Class A)*...........       167,436
     755   Bally Total Fitness Holding Corp.*......         6,297
   4,002   Block (H.&R.), Inc......................       151,636
   1,108   Career Education Corp.*.................        51,965
  22,202   Cendant Corp.*..........................       245,998
     966   Central Parking Corp....................        16,548
     313   Chemed Corp.............................        10,454
     465   Coinstar, Inc.*.........................         9,044
     918   Corinthian Colleges, Inc.*..............        33,461
   1,702   DeVry, Inc.*............................        28,764
   6,110   eBay, Inc.*.............................       459,228
     798   Education Management Corp.*.............        29,101
     438   Expedia, Inc. (Class A)*................        26,280
     244   Expedia, Inc. (Warrants) (due
            2/4/09)*...............................         7,466
     460   Hotels.com (Class A)*...................        18,483

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     974   ITT Educational Services, Inc.*.........  $     27,253
     569   Pre-Paid Legal Services, Inc.*..........        10,231
   5,271   Priceline.com Inc.*.....................         6,852
   3,069   Protection One, Inc.*...................         4,604
     935   Renaissance Learning, Inc.*.............        16,540
     820   Rollins, Inc............................        24,018
   7,430   Service Corp. International*............        24,593
   6,470   ServiceMaster Co. (The).................        67,353
   1,582   Sotheby's Holdings, Inc. (Class A)*.....        13,210
   2,710   Stewart Enterprises, Inc. (Class A)*....        14,336
     199   Strayer Education, Inc..................        11,180
   2,308   Weight Watchers International, Inc.*....        95,897
                                                     ------------
                                                        1,578,228
                                                     ------------
           OTHER CONSUMER SPECIALTIES (0.1%)
   3,275   Fortune Brands, Inc.....................       144,329
   1,147   Fossil, Inc.*...........................        21,220
     690   Matthews International Corp.
            (Class A)..............................        15,760
     449   Russ Berrie & Co., Inc..................        14,337
                                                     ------------
                                                          195,646
                                                     ------------
           OTHER METALS/ MINERALS (0.0%)
   1,232   Olin Corp...............................        19,860
   1,921   Phelps Dodge Corp.*.....................        66,371
   2,162   USEC Inc................................        13,534
                                                     ------------
                                                           99,765
                                                     ------------
           PACKAGED SOFTWARE (4.1%)
   5,229   Adobe Systems, Inc......................       138,150
   6,164   Ascential Software Corp.*...............        19,047
   2,605   Autodesk, Inc...........................        38,919
   5,159   BMC Software, Inc.*.....................        90,953
   5,811   Cadence Design Systems, Inc.*...........        57,645
  12,616   Computer Associates International,
            Inc....................................       168,676
   8,978   Compuware Corp.*........................        31,423

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     936   FileNET Corp.*..........................  $     11,700
     873   Hyperion Solutions Corp.*...............        24,207
   1,239   Inet Technologies, Inc.*................         9,613
   2,056   Informatica Corp.*......................        14,351
   4,615   Intuit Inc.*............................       203,522
   2,803   Legato Systems, Inc.*...................        14,099
   1,561   Macromedia, Inc.*.......................        22,869
   1,294   Macrovision Corp.*......................        15,696
   1,748   Manugistics Group, Inc.*................         4,020
   1,800   Mercury Interactive Corp.*..............        63,846
   1,928   Micromuse Inc.*.........................        11,202
 115,882   Microsoft Corp..........................     5,499,760
   1,396   NetIQ Corp.*............................        16,682
   3,336   Network Associates, Inc.*...............        50,941
   7,803   Novell, Inc.*...........................        25,282
 116,261   Oracle Corp.*...........................     1,398,620
   6,821   Parametric Technology Corp.*............        16,370
   2,264   Quest Software, Inc.*...................        22,957
   2,615   Rational Software Corp.*................        27,196
   4,203   Red Hat, Inc.*..........................        21,603
   1,029   Serena Software, Inc.*..................        15,280
   2,347   Sybase Inc.*............................        33,750
   3,102   Symantec Corp.*.........................       144,801
   5,078   TIBCO Software, Inc.*...................        28,488
     821   Transaction Systems Architects, Inc.
            (Class A)*.............................         5,542
   8,924   VERITAS Software Corp.*.................       162,881
     905   Verity, Inc.*...........................        14,037
                                                     ------------
                                                        8,424,128
                                                     ------------
           PERSONNEL SERVICES (0.1%)
     492   CDI Corp.*..............................        12,275
     485   Gentiva Health Services, Inc............         4,535
     526   Heidrick & Struggles Intenational,
            Inc.*..................................         6,801
     941   Kelly Services, Inc. (Class A)..........        19,667
     990   Korn/Ferry International*...............         5,940
   1,640   Manpower, Inc...........................        56,875
   2,423   MPS Group, Inc.*........................        13,956
     626   On Assignment, Inc.*....................         3,756
     538   Resources Connection Inc.*..............        10,749
   3,751   Robert Half International, Inc.*........        56,865

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,603   Spherion Corp.*.........................  $      9,378
   2,598   TMP Worldwide, Inc.*....................        28,708
     417   Volt Information Sciences, Inc.*........         5,755
                                                     ------------
                                                          235,260
                                                     ------------
           PHARMACEUTICALS: GENERIC DRUGS (0.1%)
   1,039   Barr Laboratories, Inc.*................        82,133
   2,163   Mylan Laboratories, Inc.................        57,795
     778   Pharmaceutical Resources, Inc.*.........        25,238
   2,286   Watson Pharmaceuticals, Inc.*...........        69,220
                                                     ------------
                                                          234,386
                                                     ------------
           PHARMACEUTICALS: MAJOR (8.0%)
  33,430   Abbott Laboratories.....................     1,274,352
  41,450   Bristol-Myers Squibb Co.................       977,806
  63,667   Johnson & Johnson.......................     3,413,188
  24,041   Lilly (Eli) & Co........................     1,448,230
  48,137   Merck & Co., Inc........................     2,666,308
 132,449   Pfizer, Inc.............................     4,021,152
  27,608   Pharmacia Corp..........................     1,153,186
  31,379   Schering-Plough Corp....................       568,274
  28,356   Wyeth...................................     1,106,735
                                                     ------------
                                                       16,629,231
                                                     ------------
           PHARMACEUTICALS: OTHER (0.4%)
   2,819   Allergan, Inc...........................       171,029
     426   Chattem, Inc.*..........................         6,462
     390   Cima Labs, Inc.*........................         8,775
     612   Connetics Corp.*........................         7,950
   2,433   Endo Pharmaceuticals Holdings, Inc.*....        22,603
   7,792   Forest Laboratories, Inc.*..............       403,236
   5,408   King Pharmaceuticals, Inc.*.............        79,389
     524   Kos Pharmaceuticals, Inc.*..............         8,908
     588   Medicis Pharmaceutical Corp.
            (Class A)*.............................        30,370
     601   Noven Pharmaceuticals, Inc.*............         4,658

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,922   Perrigo Co.*............................  $     24,160
     499   United Therapeutics Corp.*..............         7,705
                                                     ------------
                                                          775,245
                                                     ------------
           PRECIOUS METALS (0.2%)
   3,104   Freeport-McMoRan Copper & Gold, Inc.
            (Class B)*.............................        58,262
   1,842   Glamis Gold Ltd. (Canada)*..............        22,380
   1,628   Meridian Gold Inc. (Canada)*............        26,602
   8,543   Newmont Mining Corp.....................       247,320
   1,035   Stillwater Mining Co.*..................         4,430
                                                     ------------
                                                          358,994
                                                     ------------
           PROPERTY -- CASUALTY INSURERS (2.1%)
   2,029   21st Century Insurance Group............        24,673
   1,864   Alfa Corp...............................        22,312
     171   Alleghany Corp.*........................        28,258
   1,288   Allmerica Financial Corp................        16,976
  15,100   Allstate Corp. (The)....................       531,369
   1,623   American Financial Group, Inc...........        34,781
     375   Arch Capital Group Ltd.*................        11,445
     424   Argonaut Group, Inc.....................         6,699
     287   Baldwin & Lyons, Inc. (Class B).........         6,914
   1,140   Berkley (W.R.) Corp.....................        44,688
      33   Berkshire Hathaway, Inc. (Class A)*.....     2,230,800
   3,739   Chubb Corp. (The).......................       200,859
   3,539   Cincinnati Financial Corp...............       126,661
     794   Commerce Group, Inc. (The)..............        27,552
   1,362   Erie Indemnity Co. (Class A)............        46,785
     786   Harleysville Group, Inc.................        19,925
   1,163   Mercury General Corp....................        42,229
     416   Midland Co. (The).......................         7,180
   1,430   Ohio Casualty Corp......................        17,417
   2,578   Old Republic International Corp.........        69,967
     349   Philadelphia Consolidated Holding
            Corp.*.................................        11,632
     508   PMA Capital Corp. (Class A).............         6,756

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   4,659   Progressive Corp. (The).................  $    225,216
     576   RLI Corp................................        15,909
     661   Selective Insurance Group, Inc..........        15,494
   4,543   St. Paul Companies, Inc . (The).........       148,284
     952   State Auto Financial Corp...............        15,261
   1,119   Transatlantic Holdings, Inc.............        74,414
   4,849   Travelers Property Casualty Corp.
            (Class A)..............................        78,602
   9,963   Travelers Property Casualty Corp.
            (Class B)*.............................       161,998
     239   United Fire & Casualty Co...............         7,249
     197   White Mountains Insurance Group, Ltd....        62,548
                                                     ------------
                                                        4,340,853
                                                     ------------
           PUBLISHING: BOOKS/ MAGAZINES (0.1%)
     494   Advanced Marketing Services, Inc.*......         5,434
     565   Information Holdings Inc.*..............         9,068
   1,454   John Wiley & Sons, Inc. (Class A).......        33,893
   1,173   Meredith Corp...........................        49,489
     563   Playboy Enterprises, Inc. (Class B)*....         5,709
   5,650   PRIMEDIA Inc.*..........................        14,577
   2,367   Reader's Digest Assoc., Inc. (The)
            (Class A)..............................        30,487
     845   Scholastic Corp.*.......................        30,098
                                                     ------------
                                                          178,755
                                                     ------------
           PUBLISHING: NEWSPAPERS (0.8%)
   2,412   Belo Corp. (Series A)...................        51,617
   1,799   Dow Jones & Co., Inc....................        72,608
   5,710   Gannett Co., Inc........................       414,889
   2,658   Hollinger International, Inc.
            (Class A)..............................        25,836
     986   Journal Register Co.*...................        16,792
   1,817   Knight-Ridder, Inc......................       123,047
   1,049   Lee Enterprises, Inc....................        35,729

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     979   McClatchy Co. (The) (Class A)...........  $     55,167
     496   Media General, Inc. (Class A)...........        27,032
   3,304   New York Times Co. (The) (Class A)......       161,367
     211   Pulitzer, Inc...........................         9,411
   1,725   Scripps (E.W.) Co. (Class A)............       141,416
   6,565   Tribune Co..............................       317,746
     207   Washington Post Co. (The) (Class B).....       152,042
                                                     ------------
                                                        1,604,699
                                                     ------------
           PULP & PAPER (0.3%)
   1,379   Boise Cascade Corp......................        32,972
   1,230   Bowater, Inc............................        50,000
   5,021   Georgia-Pacific Corp....................        77,223
   1,110   Glatfelter (P.H.) Co....................        13,875
  10,309   International Paper Co..................       368,031
   1,410   Longview Fibre Co.......................         9,377
   4,358   MeadWestVaco Corp.......................       104,810
     730   Potlatch Corp...........................        14,943
   1,297   Wausau-Mosinee Paper Corp...............        12,840
                                                     ------------
                                                          684,071
                                                     ------------
           RAILROADS (0.4%)
   8,086   Burlington Northern Santa Fe Corp.......       209,993
   4,631   CSX Corp................................       129,807
     979   Florida East Coast Industries, Inc......        23,496
   1,448   Kansas City Southern Industries,
            Inc.*..................................        18,462
   8,463   Norfolk Southern Corp...................       166,721
   5,492   Union Pacific Corp......................       313,374
                                                     ------------
                                                          861,853
                                                     ------------
           REAL ESTATE DEVELOPMENT (0.1%)
   1,865   Catellus Development Corp.*.............        36,871
   1,180   Forest City Enterprise, Inc.
            (Class A)..............................        39,117
     696   Getty Realty Corp.......................        12,772
     769   Jones Lang LaSalle, Inc.*...............        10,635
     627   LNR Property Corp.......................        21,368

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     514   Newhall Land & Farming Co. L.P. (The)...  $     15,137
   1,653   St. Joe Co. (The)*......................        47,177
     369   Tejon Ranch Co.*........................         9,280
     745   Trammell Crow Co.*......................         6,891
     881   W.P. Carey & Co., LLC...................        21,796
                                                     ------------
                                                          221,044
                                                     ------------
           REAL ESTATE INVESTMENT TRUSTS (1.5%)
     122   Alexander's, Inc.*......................         7,913
     423   Alexandria Real Estate Equities, Inc....        17,491
   1,785   AMB Property Corp.......................        49,355
     446   Amli Residential Properties Trust.......         9,433
   1,897   Annaly Mortgage Management Inc..........        34,620
   1,809   Apartment Investment & Management Co.
            (Class A)..............................        65,757
   3,838   Archstone-Smith Trust...................        85,204
   1,384   Arden Realty, Inc.......................        29,147
   1,485   Avalonbay Communities, Inc..............        54,648
     535   Bedford Property Investors, Inc.........        13,568
   2,038   Boston Properties, Inc..................        73,164
     905   Brandywine Realty Trust.................        18,100
     973   BRE Properties, Inc. (Class A)..........        29,433
     743   Burnham Pacific Properties, Inc.*.......           721
     840   Camden Property Trust...................        26,460
     727   Capital Automotive REIT.................        16,946
   1,137   CarrAmerica Realty Corp.................        27,299
     683   CBL & Associates Properties, Inc........        26,261
     538   CenterPoint Properties Corp.............        29,725
     778   Chateau Communities, Inc................        16,105
     846   Chelsea Property Group, Inc.............        28,789
     546   Colonial Properties Trust...............        17,658
     895   Commercial Net Lease Realty.............        13,344
     964   Cornerstone Realty Income Trust, Inc....         7,230
   1,042   Cousins Properties, Inc.................        25,164

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,145   Crescent Real Estate Equities Co........  $     32,154
   1,492   Developers Diversified Realty Corp......        33,451
   2,885   Duke Realty Corp........................        72,269
     528   EastGroup Properties, Inc...............        12,952
     368   Entertainment Properties Trust..........         8,648
     951   Equity Inns, Inc........................         5,725
   8,818   Equity Office Properties Trust..........       211,103
   5,988   Equity Residential......................       146,347
     509   Essex Property Trust, Inc...............        25,694
   1,077   Federal Realty Investment Trust.........        30,199
   1,444   FelCor Lodging Trust, Inc...............        15,090
     827   First Industrial Realty Trust, Inc......        22,453
     610   Gables Residential Trust................        15,268
   1,397   General Growth Properties, Inc..........        69,152
     574   Glenborough Realty Trust Inc............         9,632
     749   Glimcher Realty Trust...................        13,130
     619   Great Lakes REIT, Inc...................         9,997
   1,349   Health Care Property Investors, Inc.....        49,697
     755   Health Care REIT, Inc...................        19,479
     902   Healthcare Realty Trust, Inc............        25,373
   1,144   Highwoods Properties, Inc...............        25,374
     580   Home Properties of New York, Inc........        18,960
   1,340   Hospitality Properties Trust............        43,416
   6,112   Host Marriott Corp.*....................        49,813
   3,328   HRPT Properties Trust...................        27,922
   1,044   Innkeepers USA Trust....................         7,632
   1,044   IRT Property Co.........................        12,424
   2,112   iStar Financial Inc.....................        59,115
     593   JDN Realty Corp.........................         6,772
     722   Kilroy Realty Corp......................        15,776
   2,237   Kimco Realty Corp.......................        70,242
     620   Koger Equity, Inc.......................         9,474
     476   LaSalle Hotel Properties................         6,193

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     564   Lexington Corporate Properties Trust....  $      9,109
   1,778   Liberty Property Trust..................        53,322
     933   Macerich Co. (The)......................        27,710
   1,234   Mack-Cali Realty Corp...................        35,169
     553   Manufactured Home Communities, Inc......        15,716
     440   Mid-America Apartment Communities,
            Inc....................................        10,472
     631   Mills Corp..............................        17,668
     533   National Health Investors, Inc..........         7,824
   1,262   Nationwide Health Properties, Inc.......        17,403
   2,075   New Plan Excel Realty Trust.............        38,782
     719   Pan Pacific Retail Properties, Inc......        26,315
     297   Parkway Properties, Inc.................        10,128
     498   Pennsylvania Real Estate Investment
            Trust..................................        12,799
   4,027   Plum Creek Timber Co., Inc..............        87,869
   1,062   Post Properties, Inc....................        26,008
     976   Prentiss Properties Trust...............        25,991
   3,881   ProLogis Trust..........................        96,443
     462   PS Business Parks, Inc. (Class A).......        14,484
   2,527   Public Storage, Inc.....................        78,211
     771   Realty Income Corp......................        26,121
   1,211   Reckson Associates Realty Corp..........        24,704
   1,231   Regency Center Corp.....................        38,998
     836   RFS Hotel Investors, Inc................         8,753
   1,843   Rouse Co. (The).........................        58,478
     324   Saul Centers, Inc.......................         7,177
   1,389   Senior Housing Properties Trust.........        15,543
     812   Shurgard Storage Centers, Inc.
            (Class A)..............................        24,279
   4,035   Simon Property Group, Inc...............       131,945
     668   SL Green Realty Corp....................        20,187
     317   Sovran Self Storage, Inc................         8,629
     721   Summit Properties Inc...................        13,014

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     457   Sun Communities, Inc....................  $     15,881
   1,271   Taubman Centers, Inc....................        20,794
     708   Thornburg Mortgage, Inc.................        14,181
     539   Town & Country Trust....................        11,109
   2,295   United Dominion Realty Trust, Inc.......        36,697
   1,797   Ventas, Inc.............................        20,396
   2,326   Vornado Realty Trust....................        80,247
     975   Washington Real Estate Investment
            Trust..................................        24,268
   1,115   Weingarten Realty Investors.............        40,586
                                                     ------------
                                                        3,157,871
                                                     ------------
           RECREATIONAL PRODUCTS (0.4%)
     485   Action Performance Companies, Inc.*.....         8,546
   1,290   Activision, Inc.*.......................        18,770
     556   Arctic Cat, Inc.........................         9,007
   2,085   Brunswick Corp..........................        40,595
   1,989   Callaway Golf Co........................        23,828
   3,008   Electronic Arts Inc.*...................       155,844
   3,709   Hasbro, Inc.............................        44,508
   1,854   International Game Technology*..........       146,225
     466   JAKKS Pacific, Inc.*....................         5,713
     779   Marvel Enterprises, Inc.*...............         8,631
   9,514   Mattel, Inc.............................       190,280
     986   Midway Games, Inc.*.....................         3,313
     735   Monaco Coach Corp.*.....................         9,188
     546   Polaris Industries Inc..................        28,152
   1,061   Scientific Games Corp. (Class A)*.......         6,260
     640   Sturm, Ruger & Co., Inc.................         6,349
     859   Take-Two Interactive Software, Inc.*....        18,202
     712   Thor Industries, Inc....................        19,580
     834   THQ, Inc.*..............................        10,650
     396   Winnebago Industries, Inc...............        13,618
                                                     ------------
                                                          767,259
                                                     ------------
           REGIONAL BANKS (2.5%)
     538   1st Source Corp.........................         8,339

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     306   Alabama National BanCorporation.........  $     12,929
     675   Amcore Financial, Inc...................        14,600
   7,613   AmSouth Bancorporation..................       155,990
   1,597   Associated Banc-Corp....................        55,240
     196   BancFirst Corp..........................         8,857
   1,934   BancorpSouth, Inc.......................        36,514
   1,458   Bank of Hawaii Corp.....................        44,411
   3,173   Banknorth Group, Inc....................        71,964
   1,250   BOK Financial Corp.*....................        40,813
     254   Capital City Bank Group, Inc............         9,639
     428   Cathay Bancorp, Inc.....................        16,097
     483   Chemical Financial Corp.................        13,651
     761   Chittenden Corp.........................        19,634
   1,071   Citizens Banking Corp...................        27,011
     436   City Holding Co.*.......................        11,947
   1,165   City National Corp......................        53,380
   2,899   Colonial BancGroup, Inc. (The)..........        34,324
   1,446   Commerce Bancorp, Inc...................        63,465
   1,456   Commerce Bancshares, Inc................        57,017
     375   Community Bank System, Inc..............        12,214
     839   Community First Bankshares, Inc.........        21,067
     298   Community Trust Bancorp, Inc............         7,596
   2,783   Compass Bancshares, Inc.................        88,861
     362   Corus Bankshares, Inc...................        15,707
     378   CPB, Inc................................        10,641
   1,221   Cullen/Frost Bankers, Inc...............        37,936
     766   CVB Financial Corp......................        15,531
     603   East West Bancorp, Inc..................        21,081
     284   F & M Bancorp...........................         8,628
   1,105   F.N.B Corp..............................        30,354
  12,420   Fifth Third Bancorp.....................       662,607
   1,044   First Bancorp...........................        25,839
     482   First Busey Corp........................        11,423
     819   First Charter Corp......................        14,644
     303   First Citizens BancShares, Inc.
            (Class A)..............................        27,573

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,523   First Commonwealth Financial Corp.......  $     18,672
   1,105   First Financial Bancorp.................        17,116
     361   First Financial Bankshares, Inc.........        13,299
     163   First Financial Corp....................         7,822
     454   First Merchants Corp....................        10,669
     952   First Midwest Bancorp, Inc..............        25,095
     350   First Republic Bank*....................         7,420
   2,765   First Tennessee National Corp...........       103,688
   1,536   First Virginia Banks, Inc...............        64,051
   1,810   FirstMerit Corp.........................        37,340
     720   Flagstar Bancorp........................        16,618
     461   Frontier Financial Corp.................        11,783
   2,205   Fulton Financial Corp...................        40,837
     274   GBC Bancorp.............................         5,464
     399   Gold Banc Corp., Inc....................         4,150
   1,132   Greater Bay Bancorp.....................        19,346
     358   Hancock Holding Co......................        16,411
     606   Harleysville National Corp..............        15,501
   3,383   Hibernia Corp. (Class A)................        63,093
   1,098   Hudson United Bancorp...................        34,477
     341   Independent Bank Corp.-Massachusetts....         7,775
     459   Independent Bank Corp.-Michigan.........         9,579
     394   Integra Bank Corp.......................         6,710
     778   International Bancshares Corp...........        29,386
   2,023   M&T Bank Corp...........................       161,435
   4,628   Marshall & Ilsley Corp..................       125,419
   1,491   Mercantile Bankshares Corp..............        56,136
     630   Mid-State Bancshares....................        10,590
     382   Midwest Banc Holdings, Inc..............         7,831
   4,499   National Commerce Financial Corp........       106,581
     490   National Penn Bancshares, Inc...........        11,917
     578   NBT Bancorp, Inc........................        10,086
   3,574   North Fork Bancorporation, Inc..........       115,905

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   4,835   Northern Trust Corp.....................  $    165,357
   1,523   Old National Bancorp....................        34,713
     573   Oriental Financial Group, Inc...........        12,423
     896   Pacific Capital Bancorp.................        25,276
     367   Park National Corp......................        36,094
     671   Provident Bankshares Corp...............        16,164
   1,169   Provident Financial Group, Inc..........        32,112
   4,733   Regions Financial Corp..................       155,148
   1,564   Republic Bancorp Inc....................        19,362
     735   Riggs National Corp.....................        10,716
     705   S & T Bancorp, Inc......................        17,921
     372   Sandy Spring Bancorp, Inc...............        12,380
   1,043   Santander BanCorp.......................        14,393
     576   Seacoast Financial Services Corp........        11,336
   1,098   Silicon Valley Bancshares*..............        18,941
   1,963   Sky Financial Group, Inc................        40,242
     982   South Financial Group, Inc. (The).......        20,074
   1,219   Sterling Bancshares, Inc................        14,409
     458   Sterling Financial Corp.................        10,488
   1,071   Susquehanna Bancshares, Inc.............        22,748
   6,440   Synovus Financial Corp..................       124,485
   1,599   TCF Financial Corp......................        69,716
     627   Texas Regional Bancshares, Inc.
            (Class A)..............................        21,820
     448   Trust Co. Of New Jersey (The)...........        12,123
   1,933   Trustco Bank Corp. of New York..........        19,949
   1,510   Trustmark Corp..........................        35,953
  40,966   U.S. Bancorp............................       864,383
     487   UCBH Holdings, Inc......................        20,892
     572   UMB Financial Corp......................        21,845
   4,420   Union Planters Corp.....................       124,732
     910   United Bankshares, Inc..................        26,417
     487   United National Bancorp.................        11,795
     437   USB Holding Co., Inc....................         6,546
   1,983   Valley National Bancorp.................        51,360
     376   WesBanco, Inc...........................         8,595
     822   Westamerica Bancorporation..............        33,554

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     857   Whitney Holding Corp....................  $     28,187
   1,552   Wilmington Trust Corp...................        45,070
   2,001   Zions Bancorporation....................        82,881
                                                     ------------
                                                        5,260,326
                                                     ------------
           RESTAURANTS (0.7%)
     785   AFC Enterprises, Inc.*..................        14,436
   1,320   Applebee's International, Inc...........        34,320
     942   Bob Evans Farms, Inc....................        21,365
   2,086   Brinker International, Inc.*............        62,059
   1,066   CBRL Group, Inc.........................        34,005
     720   CEC Entertainment, Inc.*................        20,369
   1,152   Cheesecake Factory, Inc. (The)*.........        36,634
   1,343   CKE Restaurants, Inc.*..................         4,741
   3,666   Darden Restaurants, Inc.................        79,552
     520   IHOP Corp.*.............................        11,071
   1,003   Jack in the Box Inc.*...................        16,148
     558   Landry's Restaurants, Inc...............        10,758
     572   Lone Star Steakhouse & Saloon, Inc......        11,932
  27,289   McDonald's Corp.........................       388,595
     442   O'Charley's, Inc.*......................         9,702
   1,643   Outback Steakhouse, Inc. (The)..........        53,644
     570   P.F. Chang's China Bistro, Inc.*........        20,093
     587   Papa John's International, Inc.*........        14,810
     630   RARE Hospitality International, Inc.*...        17,955
   1,366   Ruby Tuesday, Inc.......................        25,817
   1,087   Ryan's Family Steak Houses, Inc.*.......        11,522
     948   Sonic Corp.*............................        21,558
   8,419   Starbucks Corp.*........................       191,280
     742   The Steak n Shake Co.*..................         7,160
     583   Triarc Co., Inc.*.......................        14,878
   2,485   Wendy's International, Inc..............        67,468
   6,465   Yum! Brands, Inc.*......................       149,859
                                                     ------------
                                                        1,351,731
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           SAVINGS BANKS (1.0%)
     572   Anchor Bancorp Wisconsin, Inc...........  $     11,995
   1,865   Astoria Financial Corp..................        48,397
   1,428   Bay View Capital Corp.*.................         7,983
   1,393   Brookline Bancorp, Inc..................        17,592
   1,575   Capitol Federal Financial...............        50,006
   4,841   Charter One Financial, Inc..............       139,953
   1,102   Commercial Federal Corp.................        25,732
     658   Dime Community Bancshares...............        12,982
     600   Downey Financial Corp...................        24,660
     476   First Federal Capital Corp..............         9,629
     346   First Financial Holdings, Inc...........         8,750
     294   First Indiana Corp......................         5,145
   1,578   First Niagra Financial Group, Inc.......        18,304
     742   First Sentinel Bancorp, Inc.............        10,648
     446   Firstfed Financial Corp.*...............        12,894
   3,377   Golden West Financial Corp..............       248,311
   2,182   GreenPoint Financial Corp...............        94,066
     513   Harbor Florida Bancshares, Inc..........        12,050
   4,140   Hudson City Bancorp, Inc................        79,405
     393   Hudson River Bancorp, Inc...............         9,550
   1,398   Independence Community Bank Corp........        36,404
     590   MAF Bancorp, Inc........................        20,621
     634   Net.B@nk, Inc.*.........................         6,961
   2,431   New York Community Bancorp, Inc.........        71,763
   1,139   Northwest Bancorp, Inc..................        17,290
     349   OceanFirst Financial Corp...............         7,839
     402   Pacific Northwest Bancorp...............        10,669
   1,460   People's Bank...........................        37,172
     342   PFF Bancorp, Inc........................        11,166
   1,793   Roslyn Bancorp, Inc.....................        35,340
   5,590   Sovereign Bancorp, Inc..................        76,136
   1,500   Staten Island Bancorp, Inc..............        27,570
     927   United Community Financial Corp.........         8,297
   1,608   W. Holding Co., Inc.....................        27,432
   1,508   Washington Federal, Inc.................        36,795

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  20,701   Washington Mutual, Inc..................  $    713,149
     931   Waypoint Financial Corp.................        16,711
   1,171   Webster Financial Corp..................        42,660
     836   Westcorp................................        16,235
                                                     ------------
                                                        2,068,262
                                                     ------------
           SEMICONDUCTORS (2.2%)
     653   Actel Corp.*............................         9,762
   7,357   Advanced Micro Devices, Inc.*...........        38,551
  18,622   Agere Systems, Inc. (Class A)*..........        32,961
   8,379   Altera Corp.*...........................        92,001
   7,959   Analog Devices, Inc.*...................       190,459
   7,335   Applied Micro Circuits Corp.*...........        26,553
  11,325   Atmel Corp.*............................        23,216
   5,857   Broadcom Corp. (Class A)*...............        79,304
   6,031   Conexant Systems, Inc.*.................         7,298
   2,859   Cypress Semiconductor Corp.*............        15,010
     693   DSP Group, Inc.*........................        11,483
     977   ESS Technology, Inc.*...................         5,325
     976   Exar Corp.*.............................        12,639
   2,371   Fairchild Semiconductor Corp.
            (Class A)*.............................        25,939
   3,639   GlobespanVirata, Inc.*..................        16,157
   1,452   Integrated Circuit Systems, Inc.*.......        30,492
   2,608   Integrated Device Technology, Inc.*.....        19,430
 142,620   Intel Corp..............................     2,233,429
   1,528   International Rectifier Corp.*..........        30,331
   2,871   Intersil Corp. (Class A)*...............        41,630
   2,795   Lattice Semiconductor Corp.*............        21,102
   6,922   Linear Technology Corp..................       180,872
   8,821   LSI Logic Corp.*........................        38,901
   7,042   Maxim Integrated Products, Inc..........       219,358
   2,246   Micrel, Inc.*...........................        18,709
   4,350   Microchip Technology Inc................        96,092
  13,118   Micron Technology, Inc.*................       107,699
     730   Microsemi Corp.*........................         5,804

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   3,908   National Semiconductor Corp.*...........  $     51,586
   3,413   NVIDIA Corp.*...........................        35,222
   1,332   Oak Technology, Inc.*...................         4,329
   4,535   ON Semiconductor Corp.*.................         5,805
     231   Parthusceva Inc.*.......................           970
   1,071   Pixelworks, Inc.*.......................         8,107
     670   Power Integrations, Inc.*...............        14,479
   1,689   Semtech Corp.*..........................        22,497
   1,390   Silicon Image, Inc.*....................         7,367
   1,158   Silicon Laboratories Inc.*..............        28,533
   2,385   Silicon Storage Technology, Inc.*.......         6,750
     783   Siliconix, Inc.*........................        17,704
   3,262   Skyworks Solutions, Inc.*...............        22,704
     416   Standard Microsystems Corp.*............         6,656
  37,098   Texas Instruments, Inc..................       589,858
   3,152   TriQuint Semiconductor, Inc.*...........        10,276
   7,317   Xilinx, Inc.*...........................       144,803
     496   Zoran Corp.*............................         5,382
                                                     ------------
                                                        4,613,535
                                                     ------------
           SERVICES TO THE HEALTH INDUSTRY (0.4%)
   1,069   Accredo Health, Inc.*...................        40,098
   2,030   AdvancePCS*.............................        58,992
     831   Cerner Corp.*...........................        30,638
   1,282   Covance, Inc.*..........................        34,588
   1,026   Dendrite International, Inc.*...........         7,644
   5,514   Healthsouth Corp.*......................        21,119
     768   IDX Systems Corp.*......................        11,773
   6,296   IMS Health Inc..........................       106,088
   3,109   Laboratory Corp. of America Holdings*...        83,166
     941   MedQuist Inc.*..........................        16,420
     881   NDC Health Corp.........................        19,153
   2,220   Omnicare, Inc...........................        57,343
     594   PAREXEL International Corp.*............         7,876
     937   Per-Se Technologies, Inc.*..............         7,571
   1,368   Pharmaceutical Product Development,
            Inc.*..................................        40,835

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,115   Quest Diagnostics Inc.*.................  $    113,745
   2,843   Quintiles Transnational Corp.*..........        36,135
     804   Stericycle, Inc.*.......................        27,248
   6,368   WebMD Corp.*............................        59,987
                                                     ------------
                                                          780,419
                                                     ------------
           SPECIALTY INSURANCE (0.3%)
   2,311   Ambac Financial Group, Inc..............       123,800
   1,118   CNA Surety Corp.........................         8,050
   2,043   Fidelity National Financial, Inc........        68,890
   1,710   First American Corp.....................        38,937
     453   LandAmerica Financial Group, Inc........        17,644
     220   Markel Corp.*...........................        44,748
   3,221   MBIA, Inc...............................       131,997
   2,305   MGIC Investment Corp....................        99,415
   1,933   PMI Group, Inc. (The)...................        55,574
     430   Proassurance Corp.*.....................         9,989
   2,064   Radian Group, Inc.......................        76,162
     588   Stewart Information Services Corp.*.....        12,948
     325   Triad Guaranty, Inc.*...................        11,362
                                                     ------------
                                                          699,516
                                                     ------------
           SPECIALTY STORES (0.7%)
   7,012   AutoNation, Inc.*.......................        83,443
   2,111   AutoZone, Inc.*.........................       138,714
   1,592   Barnes & Noble, Inc.*...................        27,701
   6,366   Bed Bath & Beyond Inc.*.................       213,452
   1,937   Borders Group, Inc.*....................        29,346
   1,593   Carmax Inc.*............................        25,838
     433   Central Garden & Pet Co.*...............         9,478
   1,159   Claire's Stores, Inc....................        27,144
     565   Cost Plus, Inc.*........................        13,334
     719   CSK Auto Corp.*.........................         7,147
     495   Group 1 Automotive, Inc.*...............        12,306
     530   Guitar Center, Inc.*....................        10,324
     540   Haverty Furniture Companies, Inc........         6,696
     443   Jo-Ann Stores, Inc. (Class A)*..........        11,598
   1,067   Linens 'N Things, Inc.*.................        24,872

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,560   Michaels Stores, Inc.*..................  $     52,650
   1,249   O'Reilly Automotive, Inc.*..............        30,513
   6,724   Office Depot, Inc.*.....................        89,765
   2,704   Officemax, Inc.*........................        13,250
   1,380   Pep Boys-Manny Moe & Jack...............        14,366
   2,667   PETSMART, Inc.*.........................        40,005
   2,220   Pier 1 Imports, Inc.....................        37,629
   1,112   Regis Corp..............................        29,957
     674   Rent-A-Center, Inc.*....................        35,554
     673   Sonic Automotive, Inc.*.................        10,432
  10,196   Staples, Inc.*..........................       175,065
   3,118   Tiffany & Co............................        72,494
   4,822   Toys 'R' Us, Inc.*......................        43,591
     838   Tuesday Morning Corp.*..................        14,414
     900   United Auto Group, Inc.*................        10,809
     492   Whitehall Jewellers, Inc.*..............         4,954
   2,465   Williams-Sonoma, Inc.*..................        58,347
     829   Zale Corp.*.............................        25,285
                                                     ------------
                                                        1,400,473
                                                     ------------
           SPECIALTY TELECOMMUNICATIONS (0.2%)
   2,971   Allegiance Telecom, Inc.*...............         1,396
   4,415   American Tower Corp. (Class A)*.........        22,428
   3,036   CenturyTel, Inc.........................        92,082
   6,045   Citizens Communications Co.*............        59,181
     579   Commonwealth Telephone Enterprises,
            Inc.*..................................        20,699
   5,237   Crown Castle International Corp.*.......        20,686
   1,386   General Communication, Inc.
            (Class A)*.............................         7,775
     723   IDT Corp.*..............................        11,604
   3,208   PanAmSat Corp.*.........................        44,110
  36,569   Qwest Communications International,
            Inc.*..................................       165,292
   1,415   West Corp.*.............................        23,135
                                                     ------------
                                                          468,388
                                                     ------------
           STEEL (0.1%)
   2,560   AK Steel Holding Corp.*.................        16,256

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,908   Allegheny Technologies Inc..............  $      8,720
     600   Carpenter Technology Corp...............         6,546
     624   Lone Star Technologies, Inc.*...........         9,266
   1,702   Nucor Corp..............................        67,927
     346   Quanex Corp.............................        10,622
     759   Reliance Steel & Aluminum Co............        14,345
   1,144   Steel Dynamics, Inc.*...................        15,215
   2,317   United States Steel Corp................        33,249
   1,832   Worthington Industries, Inc.............        27,791
                                                     ------------
                                                          209,937
                                                     ------------
           TELECOMMUNICATION EQUIPMENT (0.8%)
  17,063   ADC Telecommunications, Inc.*...........        39,245
     797   Adtran, Inc.*...........................        26,819
   1,800   Advanced Fibre Communications, Inc.*....        30,402
   2,167   Andrew Corp.*...........................        20,023
     986   Arris Group, Inc.*......................         3,638
   9,246   CIENA Corp.*............................        53,627
   1,331   CommScope, Inc.*........................        11,274
   4,418   Comverse Technology, Inc.*..............        42,059
  22,704   Corning Inc.*...........................        92,632
   1,421   Harris Corp.............................        44,335
     654   Inter-Tel, Inc..........................        14,283
   1,394   InterDigital Communications Corp.*......        16,895
  74,724   Lucent Technologies Inc.*...............       138,987
  49,520   Motorola, Inc...........................       395,170
   1,102   Plantronics, Inc.*......................        15,681
   2,301   Polycom, Inc.*..........................        25,955
   1,680   Powerwave Technologies, Inc.*...........         6,922
  16,647   QUALCOMM Inc.*..........................       626,926
   3,981   RF Micro Devices, Inc.*.................        22,373
   7,306   Sycamore Networks, Inc.*................        22,576
   1,602   Tekelec*................................        13,681
   8,813   Tellabs, Inc.*..........................        68,653
     638   Trimble Navigation Ltd.*................        10,419
                                                     ------------
                                                        1,742,575
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           TEXTILES (0.0%)
     809   Albany International Corp. (Class A)....  $     19,149
   1,413   Unifi, Inc.*............................         7,644
     786   Wellman, Inc............................         9,668
                                                     ------------
                                                           36,461
                                                     ------------
           TOBACCO (0.9%)
  45,233   Altria Group, Inc.......................     1,712,974
   2,003   R. J. Reynolds Tobacco Holdings, Inc....        84,847
     353   Schweitzer-Mauduit International,
            Inc....................................         8,603
     627   Universal Corp..........................        23,155
   3,683   UST, Inc................................       113,805
     749   Vector Group Ltd........................         9,670
                                                     ------------
                                                        1,953,054
                                                     ------------
           TOOLS/HARDWARE (0.1%)
   1,723   Black & Decker Corp. (The)..............        63,131
     464   Briggs & Stratton Corp..................        19,145
   1,376   Snap-On, Inc............................        35,088
   1,832   Stanley Works (The).....................        48,768
     332   Toro Co. (The)..........................        20,919
                                                     ------------
                                                          187,051
                                                     ------------
           TRUCKING (0.1%)
     580   Arkansas Best Corp.*....................        14,042
   1,161   CNF Inc.................................        34,969
     613   Forward Air Corp.*......................        12,070
   1,277   Heartland Express, Inc.*................        22,258
     959   Hunt (J.B.) Tansport Services, Inc.*....        26,497
     892   Knight Transportation, Inc.*............        18,169
     384   Landstar System, Inc.*..................        19,872
     450   Roadway Corp............................        15,498
     312   SCS Transportation Inc..................         3,650
   2,025   Swift Transportation Co., Inc.*.........        32,400
     715   USFreightways Corp......................        18,797
   1,366   Werner Enterprises, Inc.................        24,984
     625   Yellow Corp.*...........................        14,601
                                                     ------------
                                                          257,807
                                                     ------------

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.4%)
   1,867   AGCO Corp.*.............................  $     33,419
     422   Astec Industries, Inc.*.................         3,840
   7,373   Caterpillar, Inc........................       324,265
     981   Cummins Inc.............................        24,231
   5,184   Deere & Co..............................       218,765
     371   Gardner Denver Inc.*....................         6,585
   1,056   JLG Industries, Inc.....................         6,600
     577   Manitowoc Co., Inc......................        13,225
     169   NACCO Industries, Inc. (Class A)........         6,845
   1,424   Navistar International Corp.*...........        34,276
     454   OshKosh Truck Corp......................        28,498
   2,526   PACCAR, Inc.............................       109,426
     727   Stewart & Stevenson Services, Inc.......        10,476
     656   Terex Corp.*............................         7,406
     996   Trinity Industries, Inc.................        17,320
                                                     ------------
                                                          845,177
                                                     ------------
           WATER UTILITIES (0.0%)
     450   American States Water Co................        10,301
     341   California Water Service Group..........         8,303
   1,475   Philadelphia Suburban Corp..............        29,648
                                                     ------------
                                                           48,252
                                                     ------------
           WHOLESALE DISTRIBUTORS (0.2%)
     616   Applied Industries Technologies, Inc....        10,146
   1,167   Fisher Scientific International,
            Inc.*..................................        33,726
   3,800   Genuine Parts Co........................       112,100
   2,042   Grainger (W.W.), Inc....................        96,587
     695   Handleman Co.*..........................         8,305
     438   Hughes Supply, Inc......................        10,871
     481   Imagistics International, Inc.*.........         9,235
     867   MSC Industrial Direct Co., Inc.
            (Class A)*.............................        15,346
     428   School Specialty, Inc.*.................         8,432
     670   SCP Pool Corp.*.........................        18,579

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     542   TBC Corp.*..............................  $      7,371
     891   United Stationers, Inc.*................        19,834
                                                     ------------
                                                          350,532
                                                     ------------
           WIRELESS TELECOMMUNICATIONS (0.4%)
  58,029   AT&T Wireless Services Inc.*............       352,236
  17,771   Nextel Communications, Inc.
            (Class A)*.............................       224,270
   4,267   Nextel Partners, Inc. (Class A)*........        22,402
   1,437   Price Communications Corp.*.............        18,897
  21,644   Sprint Corp. (PCS Group)*...............        81,381

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,255   Telephone & Data Systems, Inc...........  $     53,840
   1,844   United States Cellular Corp.*...........        43,979
                                                     ------------
                                                          797,005
                                                     ------------

  Total Investments
   (COST $274,439,064) (a)................    99.3%  206,110,238
  Other Assets in Excess of Liabilities...     0.7     1,548,615
                                            ------  ------------
  Net Assets..............................   100.0% $207,658,853
                                            ======  ============

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $22,226,162 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $90,554,988, RESULTING IN NET UNREALIZED DEPRECIATION OF $68,328,826.

Futures Contracts Open at January 31, 2003:
                                                                       UNDERLYING
      NUMBER OF          LONG/               DESCRIPTION:             FACE AMOUNT     UNREALIZED
      CONTRACTS          SHORT         DELIVERY MONTH, AND YEAR         AT VALUE     DEPRECIATION
--------------------------------------------------------------------------------------------------
          3               Long     Russell 2000 Index    March 2003    $  558,150      $(32,875)
          5               Long     Russell 2000 Index    March 2003     1,068,375        (7,290)
                                                                                       --------
                                   Total unrealized depreciation..................     $(40,165)
                                                                                       ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JANUARY 31, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $274,439,064)....................................  $206,110,238
Receivable for:
  Investments sold................................     1,639,346
  Shares of beneficial interest sold..............       412,705
  Dividends.......................................       241,047
  Variation margin................................        26,692
Prepaid expenses and other assets.................        45,003
                                                    ------------
    Total Assets..................................   208,475,031
                                                    ------------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed..........       325,296
  Distribution fee................................       170,858
  Investment management fee.......................        32,778
Payable to bank...................................       166,760
Accrued expenses and other payables...............       120,486
                                                    ------------
    Total Liabilities.............................       816,178
                                                    ------------
    Net Assets....................................  $207,658,853
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $330,136,089
Net unrealized depreciation.......................   (68,368,991)
Accumulated undistributed net investment income...       147,098
Accumulated net realized loss.....................   (54,255,343)
                                                    ------------
    Net Assets....................................  $207,658,853
                                                    ============
Class A Shares:
Net Assets........................................   $12,399,127
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     1,748,148
    Net Asset Value Per Share.....................  $       7.09
                                                    ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       7.48
                                                    ============
Class B Shares:
Net Assets........................................  $166,327,230
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    23,987,104
    Net Asset Value Per Share.....................  $       6.93
                                                    ============
Class C Shares:
Net Assets........................................   $21,528,190
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     3,102,298
    Net Asset Value Per Share.....................  $       6.94
                                                    ============
Class D Shares:
Net Assets........................................    $7,404,306
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     1,036,526
    Net Asset Value Per Share.....................  $       7.14
                                                    ============

Statement of Operations
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

Net Investment Income:
Income
Dividends.........................................  $  1,930,903
Interest..........................................        37,810
                                                    ------------
    Total Income..................................     1,968,713
                                                    ------------
Expenses
Distribution fee (Class A shares).................        16,362
Distribution fee (Class B shares).................       901,975
Distribution fee (Class C shares).................       117,335
Investment management fee.........................       447,817
Transfer agent fees and expenses..................       223,217
Shareholder reports and notices...................        44,025
Registration fees.................................        25,097
Professional fees.................................        23,243
Custodian fees....................................        19,993
Trustees' fees and expenses.......................         6,796
Other.............................................         4,955
                                                    ------------
    Total Expenses................................     1,830,815
Less: amounts waived/reimbursed...................      (235,372)
                                                    ------------
    Net Expenses..................................     1,595,443
                                                    ------------
    Net Investment Income.........................       373,270
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments.....................................    (5,288,905)
  Futures contracts...............................       846,163
                                                    ------------
      Net Realized Loss...........................    (4,442,742)
                                                    ------------
Net change in unrealized appreciation/
 depreciation on:
  Investments.....................................    (7,922,568)
  Futures contracts...............................      (996,024)
                                                    ------------
    Net Depreciation..............................    (8,918,592)
                                                    ------------
    Net Loss......................................   (13,361,334)
                                                    ------------
Net Decrease......................................  $(12,988,064)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE SIX     FOR THE YEAR
                                            MONTHS ENDED        ENDED
                                          JANUARY 31, 2003  JULY 31, 2002
                                          ----------------  -------------
                                            (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)............    $    373,270    $    (36,601)
Net realized loss.......................      (4,442,742)    (37,452,978)
Net change in unrealized depreciation...      (8,918,592)    (38,879,082)
                                            ------------    ------------

    Net Decrease........................     (12,988,064)    (76,368,661)
                                            ------------    ------------

Dividends to Shareholders from Net
 investment income:
Class A shares..........................         (52,696)        --
Class B shares..........................        (194,798)        --
Class C shares..........................         (25,335)        --
Class D shares..........................         (39,178)        --
                                            ------------    ------------

    Total Dividends.....................        (312,007)        --
                                            ------------    ------------

Net decrease from transactions in shares
 of beneficial interest.................     (15,416,519)    (37,628,403)
                                            ------------    ------------

    Net Decrease........................     (28,716,590)   (113,997,064)

Net Assets:
Beginning of period.....................     236,375,443     350,372,507
                                            ------------    ------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $147,098 AND
 $85,835, RESPECTIVELY).................    $207,658,853    $236,375,443
                                            ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Wilshire 5000 Equity Index (the "Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in stocks included in the Index. The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Total Market Index Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts

Morgan Stanley Total Market Index Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees

Morgan Stanley Total Market Index Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $14,692,032 at January 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $314,575 and $1,601, respectively and received $14,663 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2003 aggregated $5,382,755. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Manager and Distributor, of $34,675 including realized losses of $17,447.

Morgan Stanley Trust, an affiliate of Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $10,300.

5. Federal Income Tax Status
At July 31, 2002, the Fund had a net capital loss carryover of approximately $20,357,000 of which $1,011,000 will be available through July 31, 2009 and $19,346,000 will be available through July 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $28,461,000 during fiscal 2002.

As of July 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and the mark-to-market of open futures contracts.

Morgan Stanley Total Market Index Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                    ENDED
                                     JANUARY 31, 2003              JULY 31, 2002
                                --------------------------  ---------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT         SHARES        AMOUNT
                                -----------  -------------  ------------  -------------
CLASS A SHARES
Sold..........................     147,852   $  1,070,656     1,400,205   $ 12,155,699
Redeemed......................    (183,721)    (1,347,547)   (1,335,569)   (11,750,374)
                                ----------   ------------   -----------   ------------
Net increase (decrease) --
 Class A......................     (35,869)      (276,891)       64,636        405,325
                                ----------   ------------   -----------   ------------
CLASS B SHARES
Sold..........................   2,091,809     15,130,000     5,417,710     47,102,683
Redeemed......................  (4,191,351)   (29,876,008)   (9,739,403)   (82,932,081)
                                ----------   ------------   -----------   ------------
Net decrease -- Class B.......  (2,099,542)   (14,746,008)   (4,321,693)   (35,829,398)
                                ----------   ------------   -----------   ------------
CLASS C SHARES
Sold..........................     240,397      1,735,205       679,015      5,812,524
Redeemed......................    (482,810)    (3,458,487)   (1,058,178)    (9,052,752)
                                ----------   ------------   -----------   ------------
Net decrease -- Class C.......    (242,413)    (1,723,282)     (379,163)    (3,240,228)
                                ----------   ------------   -----------   ------------
CLASS D SHARES
Sold..........................     268,542      2,005,155       852,696      7,775,092
Redeemed......................     (91,582)      (675,493)     (745,496)    (6,739,194)
                                ----------   ------------   -----------   ------------
Net increase -- Class D.......     176,960      1,329,662       107,200      1,035,898
                                ----------   ------------   -----------   ------------
Net decrease in Fund..........  (2,200,864)  $(15,416,519)   (4,529,020)  $(37,628,403)
                                ==========   ============   ===========   ============

7. Purposes of and Risks Relating to Certain Financial Instruments
To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2003, the Fund had open futures contracts.

Morgan Stanley Total Market Index Fund
FINANCIAL HIGHLIGHTS

                                                                                  FOR THE PERIOD
                                  FOR THE SIX     FOR THE YEAR   FOR THE YEAR   SEPTEMBER 28, 1999*
                                  MONTHS ENDED        ENDED          ENDED            THROUGH
                                JANUARY 31, 2003  JULY 31, 2002  JULY 31, 2001     JULY 31, 2000
                                ----------------  -------------  -------------  -------------------
                                  (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................        $ 7.52          $ 9.70         $11.38            $10.00
                                      ------          ------         ------            ------
Income (loss) from investment
 operations:
  Net investment income++.....          0.04            0.06           0.06              0.06
  Net realized and unrealized
   gain (loss)................         (0.44)          (2.24)         (1.74)             1.34
                                      ------          ------         ------            ------
Total income (loss) from
 investment operations........         (0.40)          (2.18)         (1.68)             1.40
                                      ------          ------         ------            ------

Less dividends and
 distributions from:
  Net investment income.......         (0.03)         -              -                -
  Net realized gain...........       -                -              -                  (0.02)
                                      ------          ------         ------            ------
Total dividends and
 distributions................         (0.03)         -              -                  (0.02)
                                      ------          ------         ------            ------

Net asset value, end of
 period.......................        $ 7.09          $ 7.52         $ 9.70            $11.38
                                      ======          ======         ======            ======

Total Return+.................         (5.32)%(1)     (22.47)%       (14.76)%           13.99%(1)

Ratios to Average Net
 Assets(3)(4):
Expenses......................          0.75 %(2)       0.75 %         0.71 %            0.75%(2)
Net investment income.........          1.01 %(2)       0.67 %         0.58 %            0.58%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................       $12,399         $13,410        $16,678           $22,895
Portfolio turnover rate.......             0 %(1)          4 %            7 %               2%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                             EXPENSE            NET INVESTMENT
PERIOD ENDED                  RATIO              INCOME RATIO
-----------------            -------            --------------
JANUARY 31, 2003              0.96%                  0.80%
JULY 31, 2002                 0.90%                  0.52%
JULY 31, 2001                 0.81%                  0.48%
JULY 31, 2000                 0.90%                  0.43%

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                  FOR THE PERIOD
                                  FOR THE SIX     FOR THE YEAR   FOR THE YEAR   SEPTEMBER 28, 1999*
                                  MONTHS ENDED        ENDED          ENDED            THROUGH
                                JANUARY 31, 2003  JULY 31, 2002  JULY 31, 2001     JULY 31, 2000
                                ----------------  -------------  -------------  -------------------
                                  (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................        $ 7.35          $ 9.56         $11.31            $10.00
                                      ------          ------         ------            ------
Income (loss) from investment
 operations:
  Net investment income
   (loss)++...................          0.01           (0.01)         (0.02)            (0.02)
  Net realized and unrealized
   gain (loss)................         (0.42)          (2.20)         (1.73)             1.35
                                      ------          ------         ------            ------
Total income (loss) from
 investment operations........         (0.41)          (2.21)         (1.75)             1.33
                                      ------          ------         ------            ------

Less dividends and
 distributions from:
  Net investment income.......         (0.01)         -              -                -
  Net realized gain...........       -                -              -                  (0.02)
                                      ------          ------         ------            ------
Total dividends and
 distributions................         (0.01)         -              -                  (0.02)
                                      ------          ------         ------            ------

Net asset value, end of
 period.......................        $ 6.93          $ 7.35         $ 9.56            $11.31
                                      ======          ======         ======            ======

Total Return+.................         (5.61)%(1)     (23.12)%       (15.47)%           13.29 %(1)

Ratios to Average Net
 Assets(3)(4):
Expenses......................          1.50 %(2)       1.50 %         1.50 %            1.50 %(2)
Net investment income
 (loss).......................          0.26 %(2)      (0.08)%        (0.21)%           (0.17)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................      $166,327        $191,843       $290,758          $356,899
Portfolio turnover rate.......             0 %(1)          4 %            7 %               2 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
      (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                             EXPENSE              NET INVESTMENT
PERIOD ENDED                  RATIO             INCOME (LOSS) RATIO
-----------------            -------            -------------------
JANUARY 31, 2003              1.71%                    0.05%
JULY 31, 2002                 1.65%                  (0.23)%
JULY 31, 2001                 1.60%                  (0.31)%
JULY 31, 2000                 1.65%                  (0.32)%

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                  FOR THE PERIOD
                                  FOR THE SIX     FOR THE YEAR   FOR THE YEAR   SEPTEMBER 28, 1999*
                                  MONTHS ENDED        ENDED          ENDED            THROUGH
                                JANUARY 31, 2003  JULY 31, 2002  JULY 31, 2001     JULY 31, 2000
                                ----------------  -------------  -------------  -------------------
                                  (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................        $ 7.36          $ 9.56         $11.31            $10.00
                                      ------          ------         ------            ------
Income (loss) from investment
 operations:
  Net investment income
   (loss)++...................          0.01            0.00          (0.02)            (0.02)
  Net realized and unrealized
   gain (loss)................         (0.42)          (2.20)         (1.73)             1.35
                                      ------          ------         ------            ------
Total income (loss) from
 investment operations........         (0.41)          (2.20)         (1.75)             1.33
                                      ------          ------         ------            ------

Less dividends and
 distributions from:
  Net investment income.......         (0.01)         -              -                -
  Net realized gain...........       -                -              -                  (0.02)
                                      ------          ------         ------            ------
Total dividends and
 distributions................         (0.01)         -              -                  (0.02)
                                      ------          ------         ------            ------

Net asset value, end of
 period.......................        $ 6.94          $ 7.36         $ 9.56            $11.31
                                      ======          ======         ======            ======

Total Return+.................         (5.60)%(1)     (23.01)%       (15.47)%           13.29 %(1)

Ratios to Average Net
 Assets(3)(4):
Expenses......................          1.50 %(2)       1.42 %         1.50 %            1.50 %(2)
Net investment income
 (loss).......................          0.26 %(2)       0.00 %        (0.21)%           (0.17)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................       $21,528         $24,616        $35,607           $43,901
Portfolio turnover rate.......             0 %(1)          4 %            7 %               2 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
      (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                             EXPENSE              NET INVESTMENT
PERIOD ENDED                  RATIO             INCOME (LOSS) RATIO
-----------------            -------            -------------------
JANUARY 31, 2003              1.71%                    0.05%
JULY 31, 2002                 1.57%                  (0.15)%
JULY 31, 2001                 1.60%                  (0.31)%
JULY 31, 2000                 1.65%                  (0.32)%

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                  FOR THE PERIOD
                                  FOR THE SIX     FOR THE YEAR   FOR THE YEAR   SEPTEMBER 28, 1999*
                                  MONTHS ENDED        ENDED          ENDED            THROUGH
                                JANUARY 31, 2003  JULY 31, 2002  JULY 31, 2001     JULY 31, 2000
                                ----------------  -------------  -------------  -------------------
                                  (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................       $ 7.57          $ 9.74         $11.41            $10.00
                                     ------          ------         ------            ------
Income (loss) from investment
 operations:
  Net investment income++.....         0.05            0.08           0.08              0.08
  Net realized and unrealized
   gain (loss)................        (0.44)          (2.25)         (1.75)             1.35
                                     ------          ------         ------            ------
Total income (loss) from
 investment operations........        (0.39)          (2.17)         (1.67)             1.43
                                     ------          ------         ------            ------

Less dividends and
 distributions from:
  Net investment income.......        (0.04)          -              -               -
  Net realized gain...........       -                -              -                 (0.02)
                                     ------          ------         ------            ------
Total dividends and
 distributions................        (0.04)          -              -                 (0.02)
                                     ------          ------         ------            ------

Net asset value, end of
 period.......................       $ 7.14          $ 7.57         $ 9.74            $11.41
                                     ======          ======         ======            ======

Total Return+.................        (5.19)%(1)     (22.28)%       (14.64)%           14.30%(1)

Ratios to Average Net
 Assets(3)(4):
Expenses......................         0.50 %(2)       0.50 %         0.50 %            0.50%(2)
Net investment income.........         1.26 %(2)       0.92 %         0.79 %            0.83%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................       $7,404          $6,506         $7,329            $3,628
Portfolio turnover rate.......            0 %(1)          4 %            7 %               2%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                             EXPENSE            NET INVESTMENT
PERIOD ENDED                  RATIO              INCOME RATIO
-----------------            -------            --------------
JANUARY 31, 2003              0.71%                  1.05%
JULY 31, 2002                 0.65%                  0.77%
JULY 31, 2001                 0.60%                  0.69%
JULY 31, 2000                 0.65%                  0.68%

                       SEE NOTES TO FINANCIAL STATEMENTS

[MORGAN STANLEY LOGO]

[GRAPHIC]

Morgan Stanley
Total Market Index Fund

SEMIANNUAL REPORT
JANUARY 31, 2003

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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36085RPT-10170C03-AP-3/03